UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811 - 5968

John Hancock Municipal Securities Trust
(Exact name of registrant as specified in charter)

601 Congress Street, Boston, Massachusetts 02210
(Address of principal executive offices) (Zip code)

Salvatore Schiavone
Treasurer

601 Congress Street
Boston, Massachusetts 02210
(Name and address of agent for service)

Registrant's telephone number, including area code: 617-663-4497

Date of fiscal year end:	May 31

Date of reporting period:	May 31, 2017

ITEM 1. REPORT TO STOCKHOLDERS.

John Hancock

Tax-Free Bond Fund

Annual report 5/31/17

A message to shareholders

Dear shareholder,

Bond markets were a study in contrasts over the past 12 months, with credit-sensitive segments enjoying solid gains while rate-sensitive areas posted much more muted returns. Generally, the global macroeconomic picture continued to improve, with corporate earnings in both the United States and abroad showing signs of strength.

In the United States, the steady drumbeat of economic growth convinced the U.S. Federal Reserve (Fed) to raise short-term interest rates by a quarter of a percentage point twice during your fund's fiscal year and once more shortly after the period ended, and continued to hint at one more rate hike in the back half of this year. The Fed also began laying out plans for shrinking its $4.5 trillion balance sheet, a potentially delicate operation that investors will be watching closely.

There are a number of potential headwinds and uncertainties facing bond investors today. At John Hancock Investments, we believe one of the best ways to navigate these challenges is by talking with your financial advisor, who can make sure that your fixed-income allocations are suitable for your investment goals and that they appropriately balance the need for income with market risks.

On behalf of everyone at John Hancock Investments, I'd like to take this opportunity to thank you for the continued trust you've placed in us.

Sincerely,

Andrew G. Arnott
President and Chief Executive Officer
John Hancock Investments

This commentary reflects the CEO's views, which are subject to change at any time. Investing involves risks, including the potential loss of principal. Diversification does not guarantee a profit or eliminate the risk of a loss. For more up-to-date information, please visit our website at jhinvestments.com.

John Hancock
Tax-Free Bond Fund

Table of contents

2	Your fund at a glance
4	Discussion of fund performance
8	A look at performance
10	Your expenses
12	Fund's investments
24	Financial statements
27	Financial highlights
31	Notes to financial statements
37	Auditor's report
38	Tax information
39	Trustees and Officers
43	More information

ANNUAL REPORT   |   JOHN HANCOCK TAX-FREE BOND FUND       1

Your fund at a glance

INVESTMENT OBJECTIVE

The fund seeks as high a level of interest income exempt from federal income tax as is consistent with preservation of capital.

AVERAGE ANNUAL TOTAL RETURNS AS OF 5/31/17 (%)

Class A shares (without sales charge)
Bloomberg Barclays Municipal Bond Index
Morningstar muni national long fund category average
0.34
1.46
0.71
3.12
3.49
3.40
2.93
3.31
3.24
4.01
4.58
3.95
1 year
3 year
5 year
10 year

The Bloomberg Barclays Municipal Bond Index is an unmanaged index representative of the tax-exempt bond market.

It is not possible to invest directly in an index. Index figures do not reflect expenses or sales charges, which would result in lower returns.

Figures from Morningstar, Inc. include reinvested distributions and do not take into account sales charges. Actual load-adjusted performance is lower.

The past performance shown here reflects reinvested distributions and the beneficial effect of any expense reductions, and does not guarantee future results. Performance of the other share classes will vary based on the difference in the fees and expenses of those classes. Shares will fluctuate in value and, when redeemed, may be worth more or less than their original cost. Current month-end performance may be lower or higher than the performance cited, and can be found at jhinvestments.com or by calling 800-225-5291. For further information on the fund's objectives, risks, and strategy, see the fund's prospectus.

ANNUAL REPORT   |   JOHN HANCOCK TAX-FREE BOND FUND       2

PERFORMANCE HIGHLIGHTS OVER THE LAST TWELVE MONTHS

Municipal bonds edged higher

Municipal bonds overcame a mid-period decline to post modestly positive overall returns, benefiting from strong investor demand and limited new issuance.

The fund trailed its benchmark

The fund advanced for the period but underperformed its benchmark, the Bloomberg Barclays Municipal Bond Index.

Security selection detracted, sector allocation added value

Individual security selection detracted from relative results compared with the benchmark, while sector allocation contributed positively to performance.

PORTFOLIO COMPOSITION AS OF 5/31/17 (%)

A note about risks

Fixed-income investments are subject to interest-rate and credit risk; their value will normally decline as interest rates rise or if a creditor, grantor, or counterparty is unable or unwilling to make principal, interest, or settlement payments. Investments in higher-yielding, lower-rated securities are subject to a higher risk of default. Municipal bond prices can decline due to fiscal mismanagement or tax shortfalls, or if related projects become unprofitable. A portfolio concentrated in one sector or that holds a limited number of securities may fluctuate more than a fund that invests in a wider variety of sectors. Investing heavily in any one state or region increases exposure to losses in that state or region. Factors that may affect performance include economic or political changes, tax base erosion, state constitutional limits on tax increases, budget deficits and other financial difficulties, and changes in credit ratings. Liquidity—the extent to which a security may be sold or a derivative position closed without negatively affecting its market value—may be impaired by reduced trading volume, heightened volatility, rising interest rates, and other market conditions. Hedging, derivatives, and other strategic transactions may increase a fund's volatility and could produce disproportionate losses, potentially more than the fund's principal investment. Fund distributions generally depend on income from underlying investments and may vary or cease altogether in the future. Please see the fund's prospectus for additional risks.

ANNUAL REPORT   |   JOHN HANCOCK TAX-FREE BOND FUND       3

Discussion of fund performance

An interview with Portfolio Manager Cynthia M. Brown, John Hancock Asset Management a division of Manulife Asset Management (US) LLC

Cynthia M. Brown
Portfolio Manager
John Hancock Asset Management

How did the municipal bond market perform during the 12 months ended May 31, 2017?

Municipal bonds posted modestly positive returns, overcoming some meaningful volatility. The municipal market rallied early in the period as strong investor demand and limited new issuance provided a tailwind for performance. However, the market reversed course in late 2016 as improving economic conditions led to concerns about a short-term interest-rate increase from the U.S. Federal Reserve (Fed).

The results of the U.S. presidential election in November put additional downward pressure on municipal bonds as investors anticipated a pro-growth agenda from the Trump administration, which could lead to a stronger economy and higher interest rates. Potential tax policy changes from the new administration also weighed on the municipal market.

Despite two Fed rate hikes in December 2016 and March 2017, municipal bonds rebounded during the last few months of the reporting period as favorable supply-and-demand trends returned. Prudent spending levels from many state and local governments led to low levels of new issuance, while demand increased amid weaker economic data. Uncertainty about the Trump administration's ability to implement its policy agenda in a timely manner added to the pressure.

For the period, the fund's benchmark, the Bloomberg Barclays Municipal Bond Index, returned 1.46%. By comparison, the Bloomberg Barclays U.S. Aggregate Bond Index, a broad taxable bond market measure, returned 1.58%.

How was municipal credit quality during the reporting period?

Broadly speaking, the credit environment for municipal bonds remained solid over the past year. Tax revenues for state and local governments have been steady, and fiscal spending levels have been generally sensible. Some states, such as California, have been able to set aside funds in reserve to backstop any future budget shortfalls.

As we have discussed in the past, one of the primary challenges for state and local governments going forward is pension liabilities, and we are beginning to see these liabilities have an impact on

ANNUAL REPORT   |   JOHN HANCOCK TAX-FREE BOND FUND       4

"Broadly speaking, the credit environment for municipal bonds remained solid over the past year."
current budgets. Several states—including Connecticut, New Jersey, and Illinois—are facing budget deficits in part because of unfunded pension obligations. The state of Illinois, which is about to enter its third fiscal year without a budget, also must overcome significant political gridlock that has prevented a workable solution to the state's budget problems.

Two U.S. territories also continued to struggle with debt issues during the past year. In Puerto Rico, many government entities are seeking to restructure their debt under the auspices of an oversight board established by the U.S. federal government. The Virgin Islands are facing some challenges meeting their debt obligations given a weak local economy that has contributed to declining tax revenues.

How did these credit issues affect the portfolio?

The fund had no exposure to Puerto Rico during the reporting period, but its modest holdings in the Virgin Islands and the state of Illinois detracted from fund performance relative to its benchmark. We eliminated most positions in Virgin Islands bonds during the period, but we still have holdings in Illinois.

QUALITY COMPOSITION AS OF 5/31/17 (%)

ANNUAL REPORT   |   JOHN HANCOCK TAX-FREE BOND FUND       5

"On balance, the fund's duration positioning detracted slightly from performance versus the benchmark."

What other factors affected fund performance compared with its benchmark index?

The fund had a longer duration (a measure of interest-rate sensitivity) than the index for much of the period. As of May 31, 2017, the fund's duration was 6.31, compared with 5.84 for the benchmark. This positioning was beneficial for fund performance during the municipal market rallies early and late in the period, but it was a drag on relative results when the market sold off in late 2016 and early 2017. On balance, the fund's duration positioning detracted slightly from performance versus the benchmark.

On a sector basis, an underweight in the healthcare sector added value as uncertainty about the Affordable Care Act put downward pressure on the sector, especially over the last six months of the period. Transportation, the fund's largest industry weighting, also contributed positively to performance during the period. In particular, several of the fund's transportation-related bonds were pre-refunded, which means they were refinanced with newly issued debt, and the proceeds have been invested in U.S. Treasury securities

SECTOR COMPOSITION AS OF 5/31/17 (%)

General obligation bonds	**5.2**
Revenue bonds	**93.3**
Transportation	17.3
Other Revenue	15.6
Health Care	12.9
Utilities	12.9
Airport	8.7
Water & Sewer	7.8
Development	6.0
Education	5.6
Tobacco	2.1
Facilities	1.9
Pollution	1.6
Housing	0.9
Short-term investments and other	**1.5**

As a percentage of net assets.

ANNUAL REPORT   |   JOHN HANCOCK TAX-FREE BOND FUND       6

until the old bonds can be paid off at a predetermined call date. Pre-refundings generally lead to a credit rating upgrade, and the bonds typically rise in value to reflect the stronger credit rating.

On the downside, an unexpectedly large number of bond calls in the tobacco industry detracted from fund performance. A number of the fund's holdings of tobacco-related bonds, many of which had relatively high yields, were called away during the reporting period, and we had to redeploy the proceeds into lower-yielding investments.

As we move into the second half of 2017, what are the important themes affecting the municipal bond market?

The U.S. economy remains a key influence on the fixed-income markets in general, and that includes the municipal bond market. We expect a continuation of the current moderate economic expansion as the Fed remains on a path toward interest-rate normalization. That said, it has been about eight years since the last recession, so an emphasis on individual credit selection will be increasingly important going forward.

We remain cognizant of the ongoing pension liability issues facing many state and local governments. These issues will take a long time to play out and will remain a key part of our investment analysis.

We are also looking ahead to 2018, when tax reform will likely be a major undertaking by the federal government. In addition, the midterm elections could have an impact on fiscal policies, both at the federal level and in state and local governments.

MANAGED BY

Cynthia M. Brown On the fund since 2015 Investing since 1984

The views expressed in this report are exclusively those of Cynthia M. Brown, John Hancock Asset Management, and are subject to change. They are not meant as investment advice. Please note that the holdings discussed in this report may not have been held by the fund for the entire period. Portfolio composition is subject to review in accordance with the fund's investment strategy and may vary in the future. Current and future portfolio holdings are subject to risk.
ANNUAL REPORT   |   JOHN HANCOCK TAX-FREE BOND FUND       7

A look at performance

TOTAL RETURNS FOR THE PERIOD ENDED MAY 31, 2017

Average annual total returns (%) with maximum sales charge				Cumulative total returns (%) with maximum sales charge		SEC 30-day yield (%) subsidized	SEC 30-day yield (%) unsubsidized[1]	Tax- equivalent subsidized yield (%)[2]
	1-year	5-year	10-year	5-year	10-year	as of 5-31-17	as of 5-31-17	as of 5-31-17
Class A	-3.64	2.09	3.59	10.92	42.29	1.80	1.70	3.18
Class B	-5.25	1.81	3.40	9.37	39.69	1.13	1.03	2.00
Class C	-1.38	2.16	3.23	11.27	37.49	1.13	1.03	2.00
Class I3,4	0.47	2.95	4.02	15.67	48.38	2.01	2.00	3.55
Index†	1.46	3.31	4.58	17.69	56.52	—	—	—

Performance figures assume all distributions have been reinvested. Figures reflect maximum sales charges on Class A shares of 4.0% and the applicable contingent deferred sales charge (CDSC) on Class B and Class C shares. The returns for Class A shares have been adjusted to reflect the reduction in the maximum sales charge from 4.5% to 4.0%, effective 2-3-14. The Class B shares' CDSC declines annually between years 1 to 6 according to the following schedule: 5%, 4%, 3%, 3%, 2%, 1%. No sales charge will be assessed after the sixth year. Class C shares sold within one year of purchase are subject to a 1% CDSC. Sales charges are not applicable to Class I shares.

The expense ratios of the fund, both net (including any fee waivers and/or expense limitations) and gross (excluding any fee waivers and/or expense limitations), are set forth according to the most recent publicly available prospectus for the fund and may differ from those disclosed in the Financial highlights tables in this report. Had the contractual fee waivers and expense limitations not been in place, gross expenses would apply. The expense ratios are as follows:

	Class A	Class B	Class C	Class I*
Gross (%)	0.92	1.67	1.67	0.67
Net (%)	0.82	1.57	1.57	0.67

*Expenses have been estimated for the first year of operations of the fund's Class I shares.

Please refer to the most recent prospectus and annual or semiannual report for more information on expenses and any expense limitation arrangements for each class.

The returns reflect past results and should not be considered indicative of future performance. The return and principal value of an investment will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Due to market volatility and other factors, the fund's current performance may be higher or lower than the performance shown. For current to the most recent month-end performance data, please call 800-225-5291 or visit the fund's website at jhinvestments.com.

The performance table above and the chart on the next page do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. The fund's performance results reflect any applicable fee waivers or expense reductions, without which the expenses would increase and results would have been less favorable.

†	Index is the Bloomberg Barclays Municipal Bond Index.

See the following page for footnotes.

ANNUAL REPORT   |   JOHN HANCOCK TAX-FREE BOND FUND       8

This chart and table show what happened to a hypothetical $10,000 investment in John Hancock Tax-Free Bond Fund for the share classes and periods indicated, assuming all distributions were reinvested. For comparison, we've shown the same investment in the Bloomberg Barclays Municipal Bond Index.

	Start date	With maximum sales charge ($)	Without sales charge ($)	Index ($)
Class B5	5-31-07	13,969	13,969	15,652
Class C5	5-31-07	13,749	13,749	15,652
Class I3,4	5-31-07	14,838	14,838	15,652

The values shown in the chart for Class A shares with maximum sales charge have been adjusted to reflect the reduction in the Class A shares' maximum sales charge from 4.5% to 4.0%, which became effective on 2-3-14.

The Bloomberg Barclays Municipal Bond Index is an unmanaged index representative of the tax-exempt bond market.

It is not possible to invest directly in an index. Index figures do not reflect expenses or sales charges, which would result in lower returns.

Footnotes related to performance pages

1	Unsubsidized yield reflects what the yield would have been without the effect of reimbursements and waivers.
2	Tax-equivalent yield is based on the maximum federal income tax rate of 43.4%.
3	Class I shares were first offered on February 13, 2017. Returns prior to this date are those of Class A shares except they do not include sales charges.
4	For certain type of investors, as described in the fund's prospectus.
5	The contingent deferred sales charge is not applicable.
ANNUAL REPORT   |   JOHN HANCOCK TAX-FREE BOND FUND       9

Your expenses

These examples are intended to help you understand your ongoing operating expenses of investing in the fund so you can compare these costs with the ongoing costs of investing in other mutual funds.

Understanding fund expenses

As a shareholder of the fund, you incur two types of costs:

•	Transaction costs, which include sales charges (loads) on purchases or redemptions (varies by share class), minimum account fee charge, etc.
•	Ongoing operating expenses, including management fees, distribution and service fees (if applicable), and other fund expenses.

We are presenting only your ongoing operating expenses here.

Actual expenses/actual returns

The first line of each share class in the table on the following page is intended to provide information about the fund's actual ongoing operating expenses, and is based on the fund's actual return. It assumes an account value of $1,000.00 on December 1, 2016, with the same investment held until May 31, 2017.

Together with the value of your account, you may use this information to estimate the operating expenses that you paid over the period. Simply divide your account value at May 31, 2017, by $1,000.00, then multiply it by the "expenses paid" for your share class from the table. For example, for an account value of $8,600.00, the operating expenses should be calculated as follows:

Hypothetical example for comparison purposes

The second line of each share class in the table on the following page allows you to compare the fund's ongoing operating expenses with those of any other fund. It provides an example of the fund's hypothetical account values and hypothetical expenses based on each class's actual expense ratio and an assumed 5% annualized return before expenses (which is not the fund's actual return). It assumes an account value of $1,000.00 on December 1, 2016, with the same investment held until May 31, 2017. Look in any other fund shareholder report to find its hypothetical example and you will be able to compare these expenses. Please remember that these hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period.

Remember, these examples do not include any transaction costs, therefore, these examples will not help you to determine the relative total costs of owning different funds. If transaction costs were included, your expenses would have been higher. See the prospectus for details regarding transaction costs.

ANNUAL REPORT   |   JOHN HANCOCK TAX-FREE BOND FUND       10

SHAREHOLDER EXPENSE EXAMPLE CHART

		Account value on 12-1-2016	Ending value on 5-31-2017	Expenses paid during period ended 5-31-2017[1]	Annualized expense ratio
Class A	Actual expenses/actual returns	$1,000.00	$1,045.30	$4.18	0.82%
	Hypothetical example for comparison purposes	1,000.00	1,020.80	4.13	0.82%
Class B	Actual expenses/actual returns	1,000.00	1,041.40	7.99	1.57%
	Hypothetical example for comparison purposes	1,000.00	1,017.10	7.90	1.57%
Class C	Actual expenses/actual returns	1,000.00	1,041.40	7.99	1.57%
	Hypothetical example for comparison purposes	1,000.00	1,017.10	7.90	1.57%
Class I2	Actual expenses/actual returns	1,000.00	1,028.10	2.02	0.68%
	Hypothetical example for comparison purposes	1,000.00	1,021.50	3.43	0.68%

1	Expenses are equal to the fund's annualized expense ratio, multiplied by the average account value over the period, multiplied by 182/365 (to reflect the one-half year period).
2	The inception date for Class I shares is 02-13-17. Actual expenses are equal to the fund's annualized expense ratio, multiplied by the average account value over the period, multiplied by 107/365 (to reflect the period).
ANNUAL REPORT   |   JOHN HANCOCK TAX-FREE BOND FUND       11

Fund's investments

As of 5-31-17
	Rate (%)		Maturity date	Par value^	Value
Municipal bonds 98.5%					$559,600,508
(Cost $513,108,412)
Alabama 0.4%					2,202,460
Birmingham Special Care Facilities Financing Authority Children's Hospital	6.125		06-01-34	2,000,000	2,202,460
Alaska 0.7%					3,735,337
Alaska Municipal Bond Bank Authority Series 4, AMT (D)	5.000		12-01-34	2,165,000	2,436,729
Alaska Municipal Bond Bank Authority Series 4, AMT (D)	5.000		12-01-35	1,160,000	1,298,608
Arizona 2.0%					11,325,870
Arizona Health Facilities Authority Banner Health, Series A	5.000		01-01-44	2,000,000	2,233,500
Industrial Development Authority of the City of Phoenix Lease Revenue	5.375		02-01-41	1,000,000	961,740
Maricopa County Industrial Development Authority Banner Health Obligated Group, Series A	5.000		01-01-38	5,000,000	5,777,800
Maricopa County Pollution Control Corp. El Paso Electric Company Project, Series B	7.250		04-01-40	1,000,000	1,100,360
Phoenix Civic Improvement Corp. Civic Plaza, Series B (D)	5.500		07-01-28	1,000,000	1,252,470
California 12.2%					69,114,768
ABAG Finance Authority for Nonprofit Corps. Sharp HealthCare, Series A	5.000		08-01-43	2,000,000	2,248,740
California County Tobacco Securitization Agency Kern County Tobacco Funding Corp., Series 2014	5.000		06-01-40	1,000,000	1,093,710
California Pollution Control Financing Authority Calplant I Project, AMT (S)	8.000		07-01-39	2,500,000	2,687,425
California State Public Works Board Lease Revenue, Series B	5.000		10-01-39	1,000,000	1,149,900
City of Los Angeles Department of Airports Series C	5.000		05-15-38	1,000,000	1,157,460
City of San Francisco Public Utilities Commission Green Bonds, Series A	5.000		11-01-45	1,500,000	1,690,815
Foothill-Eastern Transportation Corridor Agency Highway Revenue Tolls, Escrowed to Maturity, Series A	0.955 (Z	)	01-01-19	23,000,000	22,650,400
Foothill-Eastern Transportation Corridor Agency Highway Revenue Tolls, Series A	5.750		01-15-46	3,000,000	3,454,500
Golden State Tobacco Securitization Corp. Series A-1	4.500		06-01-27	215,000	215,000
M-S-R Energy Authority Natural Gas Revenue, Series B	6.500		11-01-39	1,000,000	1,429,830

SEE NOTES TO FINANCIAL STATEMENTS
ANNUAL REPORT   |   JOHN HANCOCK TAX-FREE BOND FUND       12

	Rate (%)		Maturity date	Par value^	Value
California (continued)
M-S-R Energy Authority Natural Gas Revenue, Series B	7.000		11-01-34	2,500,000	$3,621,375
River Islands Public Financing Authority Community Facilities District, 2003-1	5.500		09-01-45	2,000,000	2,137,120
San Bernardino County Medical Center Financing Project	5.500		08-01-22	2,500,000	2,839,550
San Diego County Regional Transportation Commission Sales & Use Tax, Series A	5.000		04-01-44	3,000,000	3,433,860
San Diego Unified School District Series I, GO	4.028 (Z	)	07-01-39	1,250,000	516,025
San Joaquin Hills Transportation Corridor Agency Highway Revenue Tolls, Escrowed to Maturity	1.056 (Z	)	01-01-20	2,000,000	1,945,620
San Joaquin Hills Transportation Corridor Agency Highway Revenue Tolls, Series A	5.000		01-15-44	4,500,000	4,973,040
Santa Ana Financing Authority Police Administration & Holding Facility (D)	6.250		07-01-19	1,005,000	1,104,505
State of California, GO	5.000		02-01-38	5,375,000	6,079,663
Stockton Public Financing Authority Delta Water Supply Project, Series A	6.250		10-01-40	1,000,000	1,220,810
University of California Series I	5.000		05-15-40	3,000,000	3,465,420
Colorado 4.2%					24,138,200
City & County of Denver Series A	5.000		08-01-44	3,000,000	3,482,850
City & County of Denver Airport Revenue Series A	5.250		11-15-36	5,250,000	5,754,788
City of Colorado Springs Utilities System Revenue Series C	5.250		11-15-42	1,040,000	1,098,282
Colorado Health Facilities Authority Series A	5.250		05-15-37	500,000	531,880
Colorado Health Facilities Authority Series A	5.250		05-15-47	1,000,000	1,056,590
Denver Convention Center Hotel Authority Senior	5.000		12-01-40	2,500,000	2,805,150
Park Creek Metropolitan District Senior Limited Property Tax	5.000		12-01-45	2,500,000	2,721,875
Public Authority for Colorado Energy Natural Gas Revenue	6.250		11-15-28	3,500,000	4,474,365
Regional Transportation District Denver Transit Partners	6.000		01-15-41	2,000,000	2,212,420
Connecticut 0.5%					3,010,620
Connecticut State Health & Educational Facility Authority Yale University, Series Z3	5.050		07-01-42	3,000,000	3,010,620
District of Columbia 3.3%					18,510,518
District of Columbia Tobacco Settlement Financing Corp. Asset Backed Bonds	6.500		05-15-33	4,360,000	4,937,264

SEE NOTES TO FINANCIAL STATEMENTS
ANNUAL REPORT   |   JOHN HANCOCK TAX-FREE BOND FUND       13

	Rate (%)		Maturity date	Par value^	Value
District of Columbia (continued)
Metropolitan Washington DC Airports Authority Highway Revenue Tolls, Series B (D)	3.738 (Z	)	10-01-33	6,565,000	$3,573,264
Metropolitan Washington DC Airports Authority Highway Revenue Tolls, Series B (D)	3.847 (Z	)	10-01-35	6,470,000	3,205,885
Metropolitan Washington DC Airports Authority Highway Revenue Tolls, Series B (D)	3.946 (Z	)	10-01-36	7,250,000	3,392,855
Metropolitan Washington DC Airports Authority Highway Revenue Tolls, Series C (D)	6.500		10-01-41	1,750,000	2,276,820
Metropolitan Washington DC Airports Authority Series A, AMT	5.000		10-01-44	1,000,000	1,124,430
Florida 3.8%					21,671,900
Alachua County Health Facilities Authority Shands Teaching Hospital & Clinics	5.000		12-01-44	2,000,000	2,213,060
Hillsborough County Aviation Authority Tampa International Airport, Series A	5.000		10-01-44	1,250,000	1,384,775
JEA Electric System Revenue Series Three, D-2	5.000		10-01-38	7,000,000	7,605,780
Miami Beach Health Facilities Authority Mt. Sinai Medical Center	5.000		11-15-44	500,000	543,025
Miami Beach Redevelopment Agency City Center (D)	5.000		02-01-44	2,500,000	2,822,550
Miami-Dade County Health Facilities Authority Nicklaus Children's Hospital	5.000		08-01-47	1,500,000	1,697,640
Orange County Health Facilities Authority Presbyterian Retirement Communities	5.000		08-01-41	2,000,000	2,178,300
Orange County Health Facilities Authority Presbyterian Retirement Communities	5.000		08-01-47	2,500,000	2,712,750
Village Community Development District No 6 Special Assessment Revenue Refunding Bonds, Series 2017 (D)	4.000		05-01-37	500,000	514,020
Georgia 0.9%					5,276,870
Fulton County Residential Care Facilities for the Elderly Authority Lenbrook Square Foundation Incorporated	5.000		07-01-42	2,500,000	2,676,750
Georgia Municipal Electric Authority Electric, Power & Light Revenues, Series EE (D)	7.250		01-01-24	2,000,000	2,600,120
Guam 0.4%					2,273,800
Guam Government Section 30, Series A	5.750		12-01-34	1,000,000	1,116,680
Guam International Airport Authority Series C, AMT (D)	6.125		10-01-43	1,000,000	1,157,120
Illinois 5.7%					32,578,433
Chicago Board of Education	6.000		04-01-46	3,500,000	3,691,065
Chicago Midway International Airport Series B	5.000		01-01-46	5,000,000	5,662,700

SEE NOTES TO FINANCIAL STATEMENTS
ANNUAL REPORT   |   JOHN HANCOCK TAX-FREE BOND FUND       14

	Rate (%)		Maturity date	Par value^	Value
Illinois (continued)
Chicago O'Hare International Airport Customer Facility Charge (D)	5.500		01-01-43	2,000,000	$2,260,720
Chicago O'Hare International Airport Series A	5.750		01-01-39	3,200,000	3,615,264
Chicago O'Hare International Airport Series D	5.250		01-01-42	3,670,000	4,333,132
City of Chicago Series 2007E-REMK, GO	5.500		01-01-42	1,000,000	1,007,960
City of Chicago Series A, GO	5.500		01-01-33	1,000,000	1,011,680
City of Chicago Wastewater Transmission Revenue, Series C	5.000		01-01-39	3,000,000	3,266,100
Illinois Finance Authority Rush University Medical Center, Series A	7.250		11-01-38	1,500,000	1,633,230
Lake County Community Consolidated School District No. 24, GO (D)	2.426 (Z	)	01-01-22	2,440,000	2,182,312
State of Illinois, GO (D)	4.000		02-01-31	1,000,000	1,027,430
State of Illinois, GO	4.000		06-01-35	2,000,000	1,790,760
State of Illinois, GO (D)	5.500		07-01-38	1,000,000	1,096,080
Indiana 0.6%					3,267,150
Indiana Finance Authority Duke Energy, Series B	6.000		08-01-39	3,000,000	3,267,150
Iowa 0.2%					1,000,050
Iowa Tobacco Settlement Authority Asset Backed, Series C	5.375		06-01-38	1,000,000	1,000,050
Kentucky 0.2%					1,038,420
Kentucky Economic Development Finance Authority Louisville Arena, Series A-1 (D)	6.000		12-01-33	1,000,000	1,038,420
Louisiana 1.9%					10,997,280
City of Shreveport Water & Sewer Revenue	5.000		12-01-40	1,000,000	1,142,630
Louisiana Local Government Environmental Facilities & Community Development Authority Westlake Chemical Corp. Projects	6.750		11-01-32	2,500,000	2,546,675
Louisiana Local Government Environmental Facilities & Community Development Authority Westlake Chemical Corp. Projects, Series A-1	6.500		11-01-35	1,500,000	1,712,475
Louisiana Public Facilities Authority Ochsner Clinic Foundation Project	5.000		05-15-46	2,500,000	2,801,750
New Orleans Aviation Board Series B, AMT	5.000		01-01-45	2,000,000	2,229,240
New Orleans Aviation Board Series B, AMT	5.000		01-01-48	500,000	564,510

SEE NOTES TO FINANCIAL STATEMENTS
ANNUAL REPORT   |   JOHN HANCOCK TAX-FREE BOND FUND       15

	Rate (%)	Maturity date	Par value^	Value
Massachusetts 12.8%				$72,835,670
Boston Housing Authority Capital Funding Program (D)	5.000	04-01-28	2,000,000	2,063,980
Commonwealth of Massachusetts Series C, GO (D)	5.500	12-01-24	7,400,000	9,415,464
Commonwealth of Massachusetts Series E, GO (D)	5.000	11-01-25	1,000,000	1,248,710
Massachusetts Bay Transportation Authority Sales Tax Revenue, Series A	5.250	07-01-35	1,310,000	1,721,196
Massachusetts Bay Transportation Authority Transit Revenue, Series B	5.250	07-01-33	2,500,000	3,258,350
Massachusetts Development Finance Agency Brandeis University, Series O-1	5.000	10-01-40	1,000,000	1,081,320
Massachusetts Development Finance Agency Carleton Willard Village	5.625	12-01-30	850,000	920,040
Massachusetts Development Finance Agency Covanta Energy Project, Series C, AMT (S)	5.250	11-01-42	1,000,000	1,003,650
Massachusetts Development Finance Agency Draper Laboratory	5.875	09-01-30	2,000,000	2,123,880
Massachusetts Development Finance Agency Emerson College, Series A	5.000	01-01-40	2,000,000	2,091,060
Massachusetts Development Finance Agency Green Bonds-Boston Medical Center, Series D	5.000	07-01-44	2,500,000	2,712,475
Massachusetts Development Finance Agency Harvard University, Series B-1	5.000	10-15-40	2,500,000	2,828,450
Massachusetts Development Finance Agency Northeastern University, Series A	5.000	03-01-39	1,000,000	1,119,400
Massachusetts Development Finance Agency Olin College, Series E	5.000	11-01-38	1,000,000	1,135,910
Massachusetts Development Finance Agency Orchard Cove	5.250	10-01-26	1,000,000	1,004,010
Massachusetts Development Finance Agency Partners Health Care System, Series Q	5.000	07-01-47	2,000,000	2,261,320
Massachusetts Development Finance Agency Suffolk University, Series A	5.750	07-01-39	1,000,000	1,090,788
Massachusetts Development Finance Agency Suffolk University, Series A	6.250	07-01-30	1,000,000	1,103,795
Massachusetts Development Finance Agency UMass Memorial Health Care, Series I	5.000	07-01-46	1,500,000	1,645,590
Massachusetts Health & Educational Facilities Authority Harvard Pilgrim Health Care, Series A (D)	5.000	07-01-18	520,000	521,825
Massachusetts Health & Educational Facilities Authority Woods Hole Oceanographic, Series B	5.375	06-01-30	1,000,000	1,043,290
Massachusetts Port Authority Boston Fuel Project, AMT (D)	5.000	07-01-32	1,770,000	1,774,549
Massachusetts Port Authority ConRAC Project, Series A	5.125	07-01-41	1,500,000	1,635,465
Massachusetts Port Authority Series B	5.000	07-01-32	2,000,000	2,283,440

SEE NOTES TO FINANCIAL STATEMENTS
ANNUAL REPORT   |   JOHN HANCOCK TAX-FREE BOND FUND       16

	Rate (%)		Maturity date	Par value^	Value
Massachusetts (continued)
Massachusetts State College Building Authority College & University Revenue, Series A	5.500		05-01-49	1,000,000	$1,086,610
Massachusetts State College Building Authority College & University Revenue, Series B (D)	1.298 (Z	)	05-01-19	1,000,000	975,230
Massachusetts State Department of Transportation Highway Revenue Tolls, Series B	5.000		01-01-37	8,000,000	8,651,680
Massachusetts State Department of Transportation Highway Revenue Tolls, Series C (D)	1.303 (Z	)	01-01-20	1,000,000	966,580
Massachusetts Water Pollution Abatement Trust 2012 Pooled Loan Program, Series 7	5.125		02-01-31	105,000	105,365
Massachusetts Water Pollution Abatement Trust Miscellaneous Revenue, Series 9	5.250		08-01-18	60,000	60,227
Massachusetts Water Pollution Abatement Trust Water Revenue, Series 14	5.000		08-01-32	1,000,000	1,080,180
Massachusetts Water Resources Authority Water Revenue, Series A	5.000		08-01-40	3,025,000	3,400,009
Massachusetts Water Resources Authority Water Revenue, Series B (D)	5.250		08-01-29	2,500,000	3,253,750
Metropolitan Boston Transit Parking Corp. Parking Revenue	5.000		07-01-41	2,000,000	2,231,220
Metropolitan Boston Transit Parking Corp. Parking Revenue	5.250		07-01-36	3,475,000	3,936,862
Michigan 2.8%					15,732,563
Detroit Water Supply System Water Revenue, Series B (D)	7.000		07-01-36	1,000,000	1,123,610
Great Lakes Water Authority Sewage Disposal System Revenue Series C	5.000		07-01-35	7,000,000	7,874,580
Michigan Finance Authority Local Government Loan Program (D)	5.000		07-01-36	250,000	277,810
Michigan Finance Authority Local Government Loan Program	5.000		07-01-44	3,000,000	3,260,460
Michigan Finance Authority Local Government Loan Program, Series F1	4.500		10-01-29	1,500,000	1,560,450
Michigan Finance Authority McLaren Healthcare Hospital, Series A	5.000		05-15-38	1,460,000	1,635,653
Minnesota 0.2%					1,454,617
Woodbury Housing & Redevelopment Authority St. Therese of Woodbury	5.125		12-01-44	1,420,000	1,454,617
Nebraska 2.8%					15,699,714
Central Plains Energy Project Revenue Natural Gas Revenue, Series A	5.250		12-01-20	4,970,000	5,570,674
Omaha Public Power District Electric, Power & Light Revenues, Series B	5.000		02-01-36	4,000,000	4,437,440
Omaha Public Power District Separate Electric System Revenue Bonds, Series A	5.000		02-01-49	5,000,000	5,691,600

SEE NOTES TO FINANCIAL STATEMENTS
ANNUAL REPORT   |   JOHN HANCOCK TAX-FREE BOND FUND       17

	Rate (%)		Maturity date	Par value^	Value
New Jersey 2.8%					$15,805,695
Casino Reinvestment Development Authority Luxury Tax Revenue	5.250		11-01-39	2,520,000	2,585,218
New Jersey Economic Development Authority Series WW	5.250		06-15-40	1,500,000	1,570,005
New Jersey State Turnpike Authority Highway Revenue Tolls, Series I	5.000		01-01-35	4,250,000	4,587,238
New Jersey Transportation Trust Fund Authority Federal Highway Reimbursement Notes, Series A1	5.000		06-15-30	1,500,000	1,612,935
New Jersey Transportation Trust Fund Authority Transportation Program, Series AA	5.000		06-15-45	3,250,000	3,312,400
Tobacco Settlement Financing Corp. Series 1A	4.500		06-01-23	2,125,000	2,137,899
New York 19.0%					108,059,729
Brooklyn Arena Local Development Corp. Barclays Center Project	6.250		07-15-40	1,000,000	1,134,630
Brooklyn Arena Local Development Corp. Barclays Center Project	6.375		07-15-43	1,000,000	1,137,850
City of New York Refunded, Series E-1, GO	6.250		10-15-28	480,000	515,357
City of New York Series D-1, GO	5.000		10-01-36	1,000,000	1,128,450
City of New York Series E-1, GO	6.250		10-15-28	20,000	21,456
Hudson Yards Infrastructure Corp. Series A	5.750		02-15-47	4,500,000	5,127,120
Long Island Power Authority Electric, Power & Light Revenues, Series A	5.750		04-01-39	1,500,000	1,608,105
Long Island Power Authority Electric, Power & Light Revenues, Series A	6.000		05-01-33	1,000,000	1,095,750
Long Island Power Authority Electric, Power & Light Revenues, Series C (D)	5.250		09-01-29	2,000,000	2,477,680
Metropolitan Transportation Authority Transit Revenue, Series B	5.000		11-15-34	1,000,000	1,098,770
Monroe County Industrial Development Corp. University of Rochester Project	5.000		07-01-41	220,000	254,643
Monroe County Industrial Development Corp. University of Rochester Project	5.000		07-01-41	780,000	877,016
New York City Municipal Water Finance Authority Water Revenue, Series A	5.750		06-15-40	770,000	809,178
New York City Municipal Water Finance Authority Water Revenue, Series D	1.290 (Z	)	06-15-20	2,000,000	1,922,440
New York City Municipal Water Finance Authority Water Revenue, Series EE	5.250		06-15-40	3,000,000	3,247,290
New York City Municipal Water Finance Authority Water Revenue, Series FF-2	5.000		06-15-40	1,000,000	1,076,980
New York City Municipal Water Finance Authority Water Revenue, Series GG-1	5.000		06-15-39	6,000,000	6,461,880

SEE NOTES TO FINANCIAL STATEMENTS
ANNUAL REPORT   |   JOHN HANCOCK TAX-FREE BOND FUND       18

	Rate (%)		Maturity date	Par value^	Value
New York (continued)
New York City Transitional Finance Authority Government Fund/Grant Revenue, Series S-4	5.500		01-15-39	4,725,000	$5,060,995
New York City Transitional Finance Authority Income Tax Revenue, Series S-3	5.250		01-15-39	3,000,000	3,187,770
New York City Transitional Finance Authority Income Tax Revenue, Series S-3	5.375		01-15-34	3,000,000	3,198,780
New York Liberty Development Corp. 1 World Trade Center Project	5.000		12-15-41	8,500,000	9,550,005
New York Liberty Development Corp. 4 World Trade Center Project	5.000		11-15-31	5,000,000	5,668,300
New York Liberty Development Corp. 7 World Trade Center, Class 2	5.000		09-15-43	1,000,000	1,119,810
New York Liberty Development Corp. Bank of America Tower, Class 2	5.625		07-15-47	1,000,000	1,100,490
New York Liberty Development Corp. Goldman Sachs Headquarters	5.250		10-01-35	3,000,000	3,775,980
New York Liberty Development Corp. World Trade Center, Class 1-3 (S)	5.000		11-15-44	2,500,000	2,679,725
New York State Dormitory Authority Fordham University	5.000		07-01-44	1,350,000	1,534,019
New York State Dormitory Authority General Purpose, Series E	5.000		02-15-35	1,000,000	1,091,750
New York State Dormitory Authority Income Tax Revenue, Series A	5.000		02-15-39	2,500,000	2,661,250
New York State Dormitory Authority North Shore Long Island Jewish Group, Series A	5.000		05-01-41	1,000,000	1,099,770
New York State Dormitory Authority Orange Regional Medical Center (S)	5.000		12-01-40	1,000,000	1,088,590
New York State Dormitory Authority Rockefeller University, Series A	5.000		07-01-41	1,000,000	1,107,300
New York State Dormitory Authority Sales Tax Revenue, Series A	5.000		03-15-43	1,000,000	1,133,350
New York State Dormitory Authority State University Dormitory Facilities, Series A	5.000		07-01-35	5,000,000	5,621,900
New York State Dormitory Authority State University Educational Facilities, Series A	5.500		05-15-19	3,000,000	3,171,480
New York State Environmental Facilities Corp. Water Revenue, Series A	5.000		06-15-34	1,000,000	1,075,300
New York Transportation Development Corp. Laguardia Airport Terminal B Redevelopment Project, AMT	5.000		07-01-46	2,500,000	2,725,200
Niagara Area Development Corp. Covanta Energy Project, Series A, AMT (S)	5.250		11-01-42	500,000	502,545
Oneida County Industrial Development Agency Hamilton College Project, Series A (D)	4.517 (Z	)	07-01-29	5,330,000	3,100,887
Port Authority of New York & New Jersey 5th Installment Special Project, AMT	6.750		10-01-19	4,500,000	4,577,040

SEE NOTES TO FINANCIAL STATEMENTS
ANNUAL REPORT   |   JOHN HANCOCK TAX-FREE BOND FUND       19

	Rate (%)		Maturity date	Par value^	Value
New York (continued)
Port Authority of New York & New Jersey JFK International Airport Terminal	6.000		12-01-36	1,000,000	$1,128,520
Port Authority of New York & New Jersey JFK International Airport Terminal	6.000		12-01-42	2,265,000	2,550,164
Port Authority of New York & New Jersey One Hundred Eighty-Fourth Series	5.000		09-01-36	1,000,000	1,169,860
Port Authority of New York & New Jersey One Hundred Eighty-Fourth Series	5.000		09-01-39	1,000,000	1,156,180
Triborough Bridge & Tunnel Authority Highway Revenue Tolls	5.000		11-15-33	4,025,000	4,185,115
Upper Mohawk Valley Regional Water Finance Authority Water Revenue (D)	1.801 (Z	)	04-01-22	2,230,000	2,043,059
Ohio 2.0%					11,278,200
County of Hamilton Refunding and Improvement Life Enriching Community	5.000		01-01-46	1,000,000	1,050,500
County of Hamilton Series A	5.000		08-15-42	4,000,000	4,540,400
Northeast Ohio Regional Sewer District Wastewater Improvement Revenue	5.000		11-15-49	5,000,000	5,687,300
Oklahoma 1.7%					9,596,235
Grand River Dam Authority Series A	5.250		06-01-40	4,000,000	4,406,200
Oklahoma Development Finance Authority Provident Oklahoma Education Resources Inc., Series A	5.000		08-01-47	2,750,000	3,001,735
Tulsa County Industrial Authority Montereau Inc., Project	5.250		11-15-37	1,000,000	1,099,420
Tulsa County Industrial Authority Montereau Inc., Project	5.250		11-15-45	1,000,000	1,088,880
Pennsylvania 1.2%					6,756,916
City of Philadelphia Series A, GO	5.000		07-15-38	2,000,000	2,224,580
Cumberland County Municipal Authority Diakon Lutheran Ministries Project	4.000		01-01-33	1,250,000	1,269,600
Lancaster County Hospital Authority Brethren Village Project	5.250		07-01-41	1,260,000	1,359,200
Pennsylvania Turnpike Commission Highway Revenue Tolls, Series C	5.000		12-01-44	1,630,000	1,818,510
The School District of Philadelphia Prerefunded 2014, Series E, GO	6.000		09-01-38	5,000	5,314
The School District of Philadelphia Prerefunded 2015, Series E, GO	6.000		09-01-38	5,000	5,314
The School District of Philadelphia Prerefunded 2015-2, Series E, GO	6.000		09-01-38	5,000	5,314

SEE NOTES TO FINANCIAL STATEMENTS
ANNUAL REPORT   |   JOHN HANCOCK TAX-FREE BOND FUND       20

	Rate (%)	Maturity date	Par value^	Value
Pennsylvania (continued)
The School District of Philadelphia Prerefunded 2015-3, Series E, GO	6.000	09-01-38	5,000	$5,314
The School District of Philadelphia Prerefunded, Series E, GO	6.000	09-01-38	60,000	63,770
Rhode Island 0.4%				2,348,002
Tobacco Settlement Financing Corp. Series B	4.500	06-01-45	2,320,000	2,348,002
Tennessee 0.4%				2,297,620
Nashville & Davidson County Health & Educational Facility Board Vanderbilt University Medical Center	5.000	07-01-46	2,050,000	2,297,620
Texas 12.4%				70,646,030
Board of Managers Joint Guadalupe County City of Seguin Hospital	5.000	12-01-40	2,000,000	2,064,280
Central Texas Regional Mobility Authority Series A	5.000	01-01-40	500,000	567,070
Central Texas Regional Mobility Authority Series A	5.000	01-01-45	500,000	564,405
Central Texas Turnpike System Series C	5.000	08-15-42	2,000,000	2,229,940
City of Austin Electric Utility Revenue (D)	5.000	11-15-37	5,000,000	5,582,350
City of Dallas Waterworks & Sewer System Revenue	5.000	10-01-35	2,685,000	2,981,048
City of Dallas Waterworks & Sewer System Revenue	5.000	10-01-36	4,455,000	5,073,042
City of Dallas Waterworks & Sewer System Revenue, Prerefunded	5.000	10-01-35	2,315,000	2,609,260
City of Dallas Waterworks & Sewer System Revenue, Prerefunded	5.000	10-01-36	545,000	631,682
City Public Service Board of San Antonio Electric & Gas Revenue	5.000	02-01-48	5,000,000	5,648,000
City Public Service Board of San Antonio Electric & Gas Revenue, Series A	5.000	02-01-34	4,330,000	4,619,980
Dallas/Fort Worth International Airport Series D	5.250	11-01-32	5,000,000	5,855,650
Dallas/Fort Worth International Airport Series D, AMT	5.000	11-01-38	2,500,000	2,746,575
Grand Parkway Transportation Corp. Highway Revenue Tolls, Series B	5.000	04-01-53	4,000,000	4,577,200
Lower Colorado River Authority Electric, Power & Light Revenues	5.000	05-15-40	5,000,000	5,433,700
Lower Colorado River Authority Prerefunded to 5-15-19	5.625	05-15-39	5,000	5,446
Lower Colorado River Authority Prerefunded to 5-15-19	5.625	05-15-39	10,000	10,893

SEE NOTES TO FINANCIAL STATEMENTS
ANNUAL REPORT   |   JOHN HANCOCK TAX-FREE BOND FUND       21

	Rate (%)	Maturity date	Par value^	Value
Texas (continued)
Lower Colorado River Authority Prerefunded to 5-15-19	5.625	05-15-39	15,000	$16,339
Lower Colorado River Authority Transmission Contract Revenue	5.625	05-15-39	3,805,000	4,101,333
Lower Colorado River Authority Transmission Services Corp.	5.000	05-15-46	1,150,000	1,310,057
Lower Colorado River Authority Transmission Services Corp., Series A	5.000	05-15-41	2,500,000	2,714,325
New Hope Cultural Education Facilities Finance Corp. Westminster Manor Project	4.000	11-01-36	1,250,000	1,200,925
North Texas Tollway Authority Highway Revenue Tolls, Series K-2	6.000	01-01-38	3,250,000	3,507,270
Texas Municipal Power Agency Transmission Revenue	5.000	09-01-40	6,000,000	6,595,260
Utah 0.4%				2,317,460
Salt Lake City Corp. Airport Revenue Series A, AMT	5.000	07-01-42	2,000,000	2,317,460
Virgin Islands 0.1%				420,705
Virgin Islands Public Finance Authority Series A-1	5.000	10-01-39	500,000	420,705
Virginia 0.2%				1,104,520
Alexandria Industrial Development Authority Goodwin House	5.000	10-01-45	1,000,000	1,104,520
Washington 0.1%				515,376
Energy Northwest Columbia Generating Station	5.000	07-01-40	450,000	515,376
Wisconsin 1.6%				9,370,900
Public Finance Authority Mary's Woods at Marylhurst (S)	5.250	05-15-47	1,000,000	1,063,760
Public Finance Authority Rose Villa Project, Series A	5.000	11-15-24	1,000,000	1,064,810
Public Finance Authority Rose Villa Project, Series A	5.750	11-15-44	1,000,000	1,064,730
Wisconsin Health & Educational Facilities Authority Ascension Senior Credit Group	4.000	11-15-46	6,000,000	6,177,600
Wyoming 0.6%				3,218,880
Campbell County Solid Waste Facilities Revenue Basin Electric Power Company, Series A	5.750	07-15-39	3,000,000	3,218,880
	Yield* (%)	Maturity date	Par value^	Value
Short-term investments 0.9%				$5,237,000
(Cost $5,237,000)
U.S. Government Agency 0.5%				3,184,000
Federal Home Loan Bank Discount Note	0.680	06-01-17	3,184,000	3,184,000

SEE NOTES TO FINANCIAL STATEMENTS
ANNUAL REPORT   |   JOHN HANCOCK TAX-FREE BOND FUND       22

	Par value^	Value
Repurchase agreement 0.4%		$2,053,000
Barclays Tri-Party Repurchase Agreement dated 5-31-17 at 0.780% to be repurchased at $1,827,040 on 6-1-17, collateralized by $1,894,700 U.S. Treasury Notes, 1.125% due 6-30-21 (valued at $1,863,329, including interest) and $200 U.S. Treasury Inflation Indexed Bonds, 2.500% due 1-15-29 (valued at $280, including interest)	1,827,000	1,827,000
Repurchase Agreement with State Street Corp. dated 5-31-17 at 0.220% to be repurchased at $226,001 on 6-1-17, collateralized by $240,000 U.S. Treasury Notes, 1.125% due 8-31-21 (valued at $235,183, including interest)	226,000	226,000
Total investments (Cost $518,345,412)† 99.4%		$564,837,508
Other assets and liabilities, net 0.6%		$3,380,290
Total net assets 100.0%		$568,217,798

The percentage shown for each investment category is the total value of the category as a percentage of the net assets of the fund.
^All par values are denominated in U.S. dollars unless otherwise indicated.
Security Abbreviations and Legend
AMT	Interest earned from these securities may be considered a tax preference item for purpose of the Federal Alternative Minimum Tax.
GO	General Obligation
(D)	Bond is insured by one or more of the companies listed in the insurance coverage table below.
Insurance Coverage	As a % of total investments
Assured Guaranty Municipal Corp.	3.7
Assured Guaranty Corp.	2.8
Ambac Financial Group, Inc.	2.7
National Public Finance Guarantee Corp.	2.5
XL Capital Assurance, Inc.	0.2
Build America Mutual Assurance Company	0.1
Total	12.0
(S)	These securities are exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be resold, normally to qualified institutional buyers, in transactions exempt from registration.
(Z)	Zero coupon bonds are issued at a discount from their principal amount in lieu of paying interest periodically. Rate shown is the effective yield at period end.
*	Yield represents either the annualized yield at the date of purchase, the stated coupon rate or, for floating rate securities, the rate at period end.
†	At 5-31-17, the aggregate cost of investment securities for federal income tax purposes was $515,153,249. Net unrealized appreciation aggregated to $49,684,259, of which $50,598,095 related to appreciated investment securities and $913,836 related to depreciated investment securities.

SEE NOTES TO FINANCIAL STATEMENTS
ANNUAL REPORT   |   JOHN HANCOCK TAX-FREE BOND FUND       23

Financial statements

STATEMENT OF ASSETS AND LIABILITIES 5-31-17

Assets
Investments, at value (Cost $518,345,412)	$564,837,508
Receivable for fund shares sold	323,012
Interest receivable	6,984,721
Receivable from affiliates	4,458
Other receivables and prepaid expenses	57,613
Total assets	572,207,312
Liabilities
Payable for investments purchased	2,681,250
Payable for fund shares repurchased	935,622
Distributions payable	192,941
Payable to affiliates
Accounting and legal services fees	32,786
Transfer agent fees	17,566
Distribution and service fees	44,583
Other liabilities and accrued expenses	84,766
Total liabilities	3,989,514
Net assets	$568,217,798
Net assets consist of
Paid-in capital	$542,219,941
Undistributed net investment income	196,465
Accumulated net realized gain (loss) on investments	(20,690,704)
Net unrealized appreciation (depreciation) on investments	46,492,096
Net assets	$568,217,798

Net asset value per share
Based on net asset values and shares outstanding-the fund has an unlimited number of shares authorized with no par value
Class A ($504,520,625 ÷ 51,225,971 shares)[1]	$9.85
Class B ($4,826,456 ÷ 490,028 shares)[1]	$9.85
Class C ($52,023,690 ÷ 5,283,062 shares)[1]	$9.85
Class I ($6,847,027 ÷ 694,273 shares)	$9.86
Maximum offering price per share
Class A (net asset value per share ÷ 96%)[2]	$10.26

1	Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.
2	On single retail sales of less than $100,000. On sales of $100,000 or more and on group sales the offering price is reduced.

SEE NOTES TO FINANCIAL STATEMENTS
ANNUAL REPORT   |   JOHN HANCOCK TAX-FREE BOND FUND       24

STATEMENT OF OPERATIONS  For the year ended 5-31-17

Investment income
Interest	$26,215,313
Expenses
Investment management fees	3,235,649
Distribution and service fees	1,962,845
Accounting and legal services fees	142,178
Transfer agent fees	317,611
Trustees' fees	10,320
State registration fees	78,682
Printing and postage	65,056
Professional fees	68,800
Custodian fees	70,971
Other	13,988
Total expenses	5,966,100
Less expense reductions	(641,809)
Net expenses	5,324,291
Net investment income	20,891,022
Realized and unrealized gain (loss)
Net realized gain (loss) on
Investments	1,396,301
1,396,301
Change in net unrealized appreciation (depreciation) of
Investments	(22,412,211)
(22,412,211)
Net realized and unrealized loss	(21,015,910)
Decrease in net assets from operations	($124,888)

SEE NOTES TO FINANCIAL STATEMENTS
ANNUAL REPORT   |   JOHN HANCOCK TAX-FREE BOND FUND       25

STATEMENTS OF CHANGES IN NET ASSETS

	Year ended 5-31-17	Year ended 5-31-16
Increase (decrease) in net assets
From operations
Net investment income	$20,891,022	$21,271,981
Net realized gain (loss)	1,396,301	(3,637,807)
Change in net unrealized appreciation (depreciation)	(22,412,211)	12,909,660
Increase (decrease) in net assets resulting from operations	(124,888)	30,543,834
Distributions to shareholders
From net investment income
Class A	(19,335,701)	(20,016,176)
Class B	(163,600)	(216,897)
Class C	(1,647,548)	(1,752,713)
Class I1	(40,227)	—
Total distributions	(21,187,076)	(21,985,786)
From fund share transactions	(27,869,340)	23,735,657
Total increase (decrease)	(49,181,304)	32,293,705
Net assets
Beginning of year	617,399,102	585,105,397
End of year	$568,217,798	$617,399,102
Undistributed net investment income	$196,465	$38,043

1	The inception date for Class I shares is 2-13-17.

SEE NOTES TO FINANCIAL STATEMENTS
ANNUAL REPORT   |   JOHN HANCOCK TAX-FREE BOND FUND       26

Financial highlights

Class A Shares Period ended	5-31-17	5-31-16	5-31-15	5-31-14	5-31-13
Per share operating performance
Net asset value, beginning of period	$10.18	$10.04	$10.07	$10.31	$10.37
Net investment income[1]	0.36	0.37	0.39	0.41	0.41
Net realized and unrealized gain (loss) on investments	(0.33)	0.15	(0.02)	(0.24)	(0.06)
Total from investment operations	0.03	0.52	0.37	0.17	0.35
Less distributions
From net investment income	(0.36)	(0.38)	(0.40)	(0.41)	(0.41)
Net asset value, end of period	$9.85	$10.18	$10.04	$10.07	$10.31
Total return (%)[2,3]	0.34	5.33	3.75	1.88	3.40
Ratios and supplemental data
Net assets, end of period (in millions)	$505	$551	$520	$394	$447
Ratios (as a percentage of average net assets):
Expenses before reductions	0.92	0.92	0.93	0.95	0.94
Expenses including reductions	0.81	0.81	0.82	0.84	0.84
Net investment income	3.58	3.70	3.86	4.24	3.94
Portfolio turnover (%)	26	13	10 [4]	12	11

1	Based on average daily shares outstanding.
2	Does not reflect the effect of sales charges, if any.
3	Total returns would have been lower had certain expenses not been reduced during the applicable periods.
4	Excludes merger activity.

SEE NOTES TO FINANCIAL STATEMENTS
ANNUAL REPORT   |   JOHN HANCOCK TAX-FREE BOND FUND       27

Class B Shares Period ended	5-31-17	5-31-16	5-31-15	5-31-14	5-31-13
Per share operating performance
Net asset value, beginning of period	$10.18	$10.04	$10.07	$10.31	$10.37
Net investment income[1]	0.28	0.30	0.32	0.34	0.33
Net realized and unrealized gain (loss) on investments	(0.32)	0.15	(0.02)	(0.24)	(0.06)
Total from investment operations	(0.04)	0.45	0.30	0.10	0.27
Less distributions
From net investment income	(0.29)	(0.31)	(0.33)	(0.34)	(0.33)
Net asset value, end of period	$9.85	$10.18	$10.04	$10.07	$10.31
Total return (%)[2,3]	(0.41)	4.55	2.98	1.12	2.63
Ratios and supplemental data
Net assets, end of period (in millions)	$5	$7	$8	$6	$8
Ratios (as a percentage of average net assets):
Expenses before reductions	1.67	1.67	1.68	1.70	1.69
Expenses including reductions	1.56	1.56	1.57	1.59	1.59
Net investment income	2.82	2.95	3.11	3.48	3.18
Portfolio turnover (%)	26	13	10 [4]	12	11

1	Based on average daily shares outstanding.
2	Does not reflect the effect of sales charges, if any.
3	Total returns would have been lower had certain expenses not been reduced during the applicable periods.
4	Excludes merger activity.

SEE NOTES TO FINANCIAL STATEMENTS
ANNUAL REPORT   |   JOHN HANCOCK TAX-FREE BOND FUND       28

Class C Shares Period ended	5-31-17	5-31-16	5-31-15	5-31-14	5-31-13
Per share operating performance
Net asset value, beginning of period	$10.18	$10.04	$10.06	$10.30	$10.37
Net investment income[1]	0.28	0.30	0.32	0.34	0.33
Net realized and unrealized gain (loss) on investments	(0.32)	0.15	(0.01)	(0.24)	(0.07)
Total from investment operations	(0.04)	0.45	0.31	0.10	0.26
Less distributions
From net investment income	(0.29)	(0.31)	(0.33)	(0.34)	(0.33)
Net asset value, end of period	$9.85	$10.18	$10.04	$10.06	$10.30
Total return (%)[2,3]	(0.41)	4.55	3.08	1.12	2.53
Ratios and supplemental data
Net assets, end of period (in millions)	$52	$60	$57	$35	$53
Ratios (as a percentage of average net assets):
Expenses before reductions	1.67	1.67	1.68	1.70	1.69
Expenses including reductions	1.56	1.56	1.57	1.59	1.59
Net investment income	2.82	2.95	3.10	3.48	3.19
Portfolio turnover (%)	26	13	10 [4]	12	11

1	Based on average daily shares outstanding.
2	Does not reflect the effect of sales charges, if any.
3	Total returns would have been lower had certain expenses not been reduced during the applicable periods.
4	Excludes merger activity.

SEE NOTES TO FINANCIAL STATEMENTS
ANNUAL REPORT   |   JOHN HANCOCK TAX-FREE BOND FUND       29

Class I Shares Period ended	5-31-17	[1]
Per share operating performance
Net asset value, beginning of period	$9.70
Net investment income[2]	0.12
Net realized and unrealized gain (loss) on investments	0.15
Total from investment operations	0.27
Less distributions
From net investment income	(0.11)
Net asset value, end of period	$9.86
Total return (%)[3]	2.81	[4]
Ratios and supplemental data
Net assets, end of period (in millions)	$7
Ratios (as a percentage of average net assets):
Expenses before reductions	0.65	[5]
Expenses including reductions	0.65	[5]
Net investment income	4.05	[5]
Portfolio turnover (%)	26	[6]

1	The inception date for Class I shares is 2-13-17.
2	Based on average daily shares outstanding.
3	Total returns would have been lower had certain expenses not been reduced during the applicable periods.
4	Not annualized.
5	Annualized
6	The portfolio turnover is shown for the period 6-1-16 to 5-31-17.

SEE NOTES TO FINANCIAL STATEMENTS
ANNUAL REPORT   |   JOHN HANCOCK TAX-FREE BOND FUND       30

Notes to financial statements

Note 1 — Organization

John Hancock Tax-Free Bond Fund (the fund) is a series of John Hancock Municipal Securities Trust (the Trust), an open-end management investment company organized as a Massachusetts business trust and registered under the Investment Company Act of 1940, as amended (the 1940 Act). The investment objective of the fund is to seek as high a level of interest income exempt from federal income tax as is consistent with preservation of capital.

The fund may offer multiple classes of shares. The shares currently offered are detailed in the Statement of assets and liabilities. Class A and Class C shares are offered to all investors. Class B shares are closed to new investors. Class I shares are offered to institutions and certain investors. Shareholders of each class have exclusive voting rights to matters that affect that class. The distribution and service fees, if any, and transfer agent fees for each class may differ. Class B shares convert to Class A shares eight years after purchase.

Note 2 — Significant accounting policies

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (US GAAP), which require management to make certain estimates and assumptions as of the date of the financial statements. Actual results could differ from those estimates and those differences could be significant. The fund qualifies as an investment company under Topic 946 of Accounting Standards Codification of US GAAP.

Events or transactions occurring after the end of the fiscal period through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The following summarizes the significant accounting policies of the fund:

Security valuation. Investments are stated at value as of the scheduled close of regular trading on the New York Stock Exchange (NYSE), normally at 4:00 p.m., Eastern Time. In case of emergency or other disruption resulting in the NYSE not opening for trading or the NYSE closing at a time other than the regularly scheduled close, the net asset value (NAV) may be determined as of the regularly scheduled close of the NYSE pursuant to the fund's Valuation Policies and Procedures.

In order to value the securities, the fund uses the following valuation techniques: Debt obligations are valued based on the evaluated prices provided by an independent pricing vendor or from broker-dealers. Independent pricing vendors utilize matrix pricing which takes into account factors such as institutional-size trading in similar groups of securities, yield, quality, coupon rate, maturity, type of issue, trading characteristics and other market data, as well as broker supplied prices.

Other portfolio securities and assets, for which reliable market quotations are not readily available, are valued at fair value as determined in good faith by the fund's Pricing Committee following procedures established by the Board of Trustees. The frequency with which these fair valuation procedures are used cannot be predicted and fair value of securities may differ significantly from the value that would have been used had a ready market for such securities existed.

The fund uses a three-tier hierarchy to prioritize the pricing assumptions, referred to as inputs, used in valuation techniques to measure fair value. Level 1 includes securities valued using quoted prices in active markets for identical securities. Level 2 includes securities valued using other significant observable inputs. Observable inputs may include quoted prices for similar securities, interest rates, prepayment speeds and credit risk. Prices for securities valued using these inputs are received from independent pricing vendors and brokers and are based on an evaluation of the inputs described. Level 3 includes securities valued using significant unobservable inputs when market prices are not readily available or reliable, including the fund's own assumptions in determining the fair value of investments. Factors used in determining value may include market or issuer specific events or trends, changes in interest rates and credit quality. The inputs or methodology used for valuing securities are not necessarily an indication of the risks associated with investing in those securities. Changes in valuation techniques and related inputs may result in transfers into or out of an assigned level within the disclosure hierarchy.

As of May 31, 2017, all investments are categorized as Level 2 under the hierarchy described above.

Repurchase agreements. The fund may enter into repurchase agreements. When the fund enters into a repurchase agreement, it receives collateral that is held in a segregated account by the fund's custodian, or for tri-party repurchase agreements, collateral is held at a third-party custodian bank in a segregated account for the benefit of the fund. The

ANNUAL REPORT   |   JOHN HANCOCK TAX-FREE BOND FUND       31

collateral amount is marked-to-market and monitored on a daily basis to ensure that the collateral held is in an amount not less than the principal amount of the repurchase agreement plus any accrued interest. Collateral received by the fund for repurchase agreements is disclosed in the Fund's investments as part of the caption related to the repurchase agreement.

Repurchase agreements are typically governed by the terms and conditions of the Master Repurchase Agreement and/or Global Master Repurchase Agreement (collectively, MRA). Upon an event of default, the non-defaulting party may close out all transactions traded under the MRA and net amounts owed. Absent an event of default, assets and liabilities resulting from repurchase agreements are not offset in the Statement of assets and liabilities. In the event of a default by the counterparty, realization of the collateral proceeds could be delayed, during which time the collateral value may decline or the counterparty may have insufficient assets to pay back claims resulting from close-out of the transactions.

Security transactions and related investment income. Investment security transactions are accounted for on a trade date plus one basis for daily NAV calculations. However, for financial reporting purposes, investment transactions are reported on trade date. Interest income is accrued as earned. Interest income includes coupon interest and amortization/accretion of premiums/discounts on debt securities. Debt obligations may be placed in a non-accrual status and related interest income may be reduced by stopping current accruals and writing off interest receivable when the collection of all or a portion of interest has become doubtful. Gains and losses on securities sold are determined on the basis of identified cost and may include proceeds from litigation.

Line of credit. The fund may borrow from banks for temporary or emergency purposes, including meeting redemption requests that otherwise might require the untimely sale of securities. Pursuant to the fund's custodian agreement, the custodian may loan money to the fund to make properly authorized payments. The fund is obligated to repay the custodian for any overdraft, including any related costs or expenses. The custodian may have a lien, security interest or security entitlement in any fund property that is not otherwise segregated or pledged, to the extent of any overdraft, and to the maximum extent permitted by law.

Effective June 30, 2016, the fund and other affiliated funds have entered into a syndicated line of credit agreement with Citibank, N.A. as the administrative agent that enables them to participate in a $1 billion unsecured committed line of credit. Excluding commitments designated for a certain fund and subject to the need of other affiliated funds, the fund can borrow up to an aggregate commitment amount of $750 million, subject to asset coverage and other limitations as specified in the agreement. A commitment fee payable at the end of each calendar quarter, based on the average daily unused portion of the line of credit, is charged to each participating fund based on a combination of fixed and asset based allocations and is reflected in Other expenses on the Statement of operations. Prior to June 30, 2016, the fund had a similar agreement that enabled it to participate in a $750 million unsecured committed line of credit. For the year ended May 31, 2017, the fund had no borrowings under either line of credit. Commitment fees for the year ended May 31, 2017 were $3,561.

Expenses. Within the John Hancock group of funds complex, expenses that are directly attributable to an individual fund are allocated to such fund. Expenses that are not readily attributable to a specific fund are allocated among all funds in an equitable manner, taking into consideration, among other things, the nature and type of expense and the fund's relative net assets. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Class allocations. Income, common expenses and realized and unrealized gains (losses) are determined at the fund level and allocated daily to each class of shares based on the net assets of the class. Class-specific expenses, such as distribution and service fees, if any, and transfer agent fees, for all classes, are calculated daily at the class level based on the net assets of each class and the specific expense rates applicable to each class.

Federal income taxes. The fund intends to continue to qualify as a regulated investment company by complying with the applicable provisions of the Internal Revenue Code and will not be subject to federal income tax on taxable income that is distributed to shareholders. Therefore, no federal income tax provision is required.

Under the Regulated Investment Company Modernization Act of 2010, the fund is permitted to carry forward capital losses incurred in taxable years beginning after December 22, 2010 for an unlimited period. Any losses incurred during those

ANNUAL REPORT   |   JOHN HANCOCK TAX-FREE BOND FUND       32

taxable years will be required to be utilized prior to the losses incurred in pre-enactment taxable years. As a result of this ordering rule, pre-enactment capital loss carryforwards may be more likely to expire unused. Additionally, post-enactment capital losses that are carried forward will retain their character as either short-term or long-term capital losses rather than being considered all short-term as under previous law.

For federal income tax purposes, as of May 31, 2017, the fund has a capital loss carryforward of $22,564,895 available to offset future net realized capital gains. The following table details the capital loss carryforward available as of May 31, 2017:

Capital loss carryforward expiring at May 31		No expiration date
2018	2019	Short-term	Long-term
$3,499,079	$490,608	$12,429,215	$6,145,993

As of May 31, 2017, the fund had no uncertain tax positions that would require financial statement recognition, derecognition or disclosure. The fund's federal tax returns are subject to examination by the Internal Revenue Service for a period of three years.

Distribution of income and gains. Distributions to shareholders from net investment income and net realized gains, if any, are recorded on the ex-date. The fund generally declares dividends daily and pay them monthly. Capital gain distributions, if any, are typically distributed annually. The tax character of distributions for the years ended May 31, 2017 and 2016 was as follows:

	May 31, 2017	May 31, 2016
Ordinary Income	$630,692	$210,287
Exempt Income	20,556,384	21,775,499
Total	$21,187,076	$21,985,786

Distributions paid by the fund with respect to each class of shares are calculated in the same manner, at the same time and in the same amount, except for the effect of class level expenses that may be applied differently to each class. As of May 31, 2017, the components of distributable earnings on a tax basis consisted of $389,406 of undistributed exempt interest.

Such distributions and distributable earnings, on a tax basis, are determined in conformity with income tax regulations, which may differ from US GAAP. Distributions in excess of tax basis earnings and profits, if any, are reported in the fund's financial statements as a return of capital.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Temporary book-tax differences, if any, will reverse in a subsequent period. Book-tax differences are primarily attributable to accretion on debt securities, expiration of capital loss carryforwards, characterization of distributions and straddle loss deferrals.

Note 3 — Guarantees and indemnifications

Under the Trust's organizational documents, its Officers and Trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust, including the fund. Additionally, in the normal course of business, the fund enters into contracts with service providers that contain general indemnification clauses. The fund's maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the fund that have not yet occurred. The risk of material loss from such claims is considered remote.

Note 4 — Fees and transactions with affiliates

John Hancock Advisers, LLC (the Advisor) serves as investment advisor for the fund. John Hancock Funds, LLC (the Distributor), an affiliate of the Advisor, serves as principal underwriter of the fund. The Advisor and the Distributor are indirect, wholly owned subsidiaries of Manulife Financial Corporation (MFC).

Management fee. The fund has an investment management agreement with the Advisor under which the fund pays a daily management fee to the Advisor equivalent on an annual basis to the sum of: (a) 0.550% of the first $500 million of the

ANNUAL REPORT   |   JOHN HANCOCK TAX-FREE BOND FUND       33

fund's average daily net assets; (b) 0.500% of the next $500 million of the fund's average daily net assets; (c) 0.450% of the next $2 billion of the fund's average daily net assets; and (d) 0.425% of the fund's average daily net assets in excess of $3 billion. The Advisor has a subadvisory agreement with John Hancock Asset Management a division of Manulife Asset Management (US) LLC, an indirectly owned subsidiary of MFC and an affiliate of the Advisor. The fund is not responsible for payment of the subadvisory fees.

The Advisor has contractually agreed to waive a portion of its management fee and/or reimburse expenses for certain funds of the John Hancock group of funds complex, including the fund (the participating portfolios). This waiver is based upon aggregate net assets of all the participating portfolios. The amount of the reimbursement is calculated daily and allocated among all the participating portfolios in proportion to the daily net assets of each fund. During the year ended May 31, 2017, this waiver amounted to 0.01% of the fund's average net assets. This arrangement may be amended or terminated at any time by the Advisor upon notice to the fund and with the approval of the Board of Trustees.

The expense reductions described above amounted to the following for the year ended May 31, 2017:

Class	Expense reduction	Class	Expense reduction
Class A	$40,794	Class I	$83
Class B	436	Total	$45,697
Class C	4,384

Expenses waived or reimbursed in the current fiscal period are not subject to recapture in future fiscal periods.

The investment management fees incurred for the year ended May 31, 2017 were equivalent to a net annual effective rate of 0.53% of the fund's average daily net assets.

Accounting and legal services. Pursuant to a service agreement, the fund reimburses the Advisor for all expenses associated with providing the administrative, financial, legal, accounting and recordkeeping services to the fund, including the preparation of all tax returns, periodic reports to shareholders and regulatory reports, among other services. These expenses are allocated to each share class based on its relative net assets at the time the expense was incurred. These accounting and legal services fees incurred for the year ended May 31, 2017 amounted to an annual rate of 0.02% of the fund's average daily net assets.

Distribution and service plans. The fund has a distribution agreement with the Distributor. The fund has adopted distribution and service plans with respect to Class A, Class B, Class C, and Class I pursuant to Rule 12b-1 under the 1940 Act, to pay the Distributor for services provided as the distributor of shares of the fund. The fund may pay up to the following contractual rates of distribution and service fees under these arrangements, expressed as an annual percentage of average daily net assets for each class of the fund's shares.

Class	Rule 12b-1 fee
Class A	0.25%
Class B	1.00%
Class C	1.00%

The fund's Distributor has contractually agreed to waive 0.10% of Rule12b-1 fees for Class A, Class B and Class C. The current waiver agreement expires on September 30, 2017, unless renewed by mutual agreement of the fund and the Distributor based upon a determination that this is appropriate under the circumstances at the time. This contractual waiver amounted to $533,104, $5,697 and $57,311 for Class A, Class B and Class C shares for the year ended May 31, 2017.

Sales charges. Class A shares are assessed up-front sales charges, which resulted in payments to the Distributor amounting to $717,001 for the year ended May 31, 2017. Of this amount, $101,880 was retained and used for printing prospectuses, advertising, sales literature and other purposes, $555,162 was paid as sales commissions to broker-dealers and $59,959 was paid as sales commissions to sales personnel of Signator Investors, Inc., a broker-dealer affiliate of the Advisor.

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Class A, Class B and Class C shares may be subject to contingent deferred sales charges (CDSCs). Certain Class A shares that are acquired through purchases of $1 million or more and are redeemed within one year of purchase are subject to a 1.00% sales charge. Class B shares that are redeemed within six years of purchase are subject to CDSCs, at declining rates, beginning at 5.00%. Class C shares that are redeemed within one year of purchase are subject to a 1.00% CDSC. CDSCs are applied to the lesser of the current market value at the time of redemption or the original purchase cost of the shares being redeemed. Proceeds from CDSCs are used to compensate the Distributor for providing distribution-related services in connection with the sale of these shares. During the year ended May 31, 2017, CDSCs received by the Distributor amounted to $7,975, $5,464 and $7,778 for Class A, Class B and Class C shares, respectively.

Transfer agent fees. The fund has a transfer agent agreement with John Hancock Signature Services, Inc. (Signature Services), an affiliate of the Advisor. The transfer agent fees paid to Signature Services are determined based on the cost to Signature Services (Signature Services Cost) of providing recordkeeping services. It also includes out-of-pocket expenses, including payments made to third-parties for recordkeeping services provided to their clients who invest in one or more John Hancock funds. In addition, Signature Services Cost may be reduced by certain fees that Signature Services receives in connection with retirement and small accounts. Signature Services Cost is calculated monthly and allocated, as applicable, to five categories of share classes: Retail Share and Institutional Share Classes of Non-Municipal Bond Funds, Class R6 Shares, Retirement Share Classes and Municipal Bond Share Classes. Within each of these categories, the applicable costs are allocated to the affected John Hancock affiliated funds and/or classes, based on the relative average daily net assets.

Class level expenses. Class level expenses for the year ended May 31, 2017 were:

Class	Distribution and service fees	Transfer agent fees
Class A	$1,332,761	$283,651
Class B	56,969	3,044
Class C	573,115	30,540
Class I	—	376
Total	$1,962,845	$317,611

Trustee expenses. The fund compensates each Trustee who is not an employee of the Advisor or its affiliates. The costs of paying Trustee compensation and expenses are allocated to each fund based on its net assets relative to other funds within the John Hancock group of funds complex.

Interfund lending program. Pursuant to an Exemptive Order issued by the SEC, the fund, along with certain other funds advised by the Advisor or its affiliates, may participate in an interfund lending program. This program provides an alternative credit facility allowing the funds to borrow from, or lend money to, other participating affiliated funds. At period end, no interfund loans were outstanding. The fund's activity in this program during the period for which loans were outstanding was as follows:

Borrower or lender	Weighted average loan balance	Days outstanding	Weighted average interest rate	Interest income
Lender	$10,313,442	7	0.748%	$1,501

ANNUAL REPORT   |   JOHN HANCOCK TAX-FREE BOND FUND       35

Note 5 — Fund share transactions

Transactions in fund shares for the years ended May 31, 2017 and 2016 were as follows:

		Year ended 5-31-17		Year ended 5-31-16
	Shares	Amount	Shares	Amount
Class A shares
Sold	5,994,599	$59,854,884	7,477,341	$75,308,152
Distributions reinvested	1,713,523	16,997,460	1,732,294	17,419,423
Repurchased	(10,590,676)	(104,257,117)	(6,910,539)	(69,364,777)
Net increase (decrease)	(2,882,554)	($27,404,773)	2,299,096	$23,362,798
Class B shares
Sold	16,932	$168,388	37,785	$381,745
Distributions reinvested	14,636	145,335	18,473	185,690
Repurchased	(196,911)	(1,957,200)	(172,405)	(1,732,177)
Net decrease	(165,343)	($1,643,477)	(116,147)	($1,164,742)
Class C shares
Sold	757,836	$7,635,843	1,043,882	$10,505,508
Distributions reinvested	150,459	1,492,519	155,080	1,559,202
Repurchased	(1,491,188)	(14,699,995)	(1,047,492)	(10,527,109)
Net increase (decrease)	(582,893)	($5,571,633)	151,470	$1,537,601
Class I shares[1]
Sold	791,581	$7,702,127	—	—
Distributions reinvested	3,957	38,758	—	—
Repurchased	(101,265)	(990,342)	—	—
Net increase	694,273	$6,750,543	—	—
Total net increase (decrease)	(2,936,517)	($27,869,340)	2,334,419	$23,735,657

1The inception date for Class I shares is 2-13-17.

Note 6 — Purchase and sale of securities

Purchases and sales of securities, other than short-term investments, amounted to $148,925,932 and $173,131,389, respectively, for the year ended May 31, 2017.

Note 7 — New rule issuance

In October 2016, the SEC issued Final Rule Release No.33-10231, Investment Company Reporting Modernization (the Release). The Release calls for the adoption of new rules and forms as well as amendments to its rules and forms to modernize the reporting and disclosure of information by registered investment companies. The SEC is adopting amendments to Regulation S-X, which will require standardized, enhanced disclosure about derivatives in investment company financial statements, as well as other amendments. The updates to Regulation S-X are effective August 1, 2017 and may result in additional disclosure relating to the presentation of derivatives and certain other financial instruments. These updates will have no impact on the fund's net assets or results of operations.

ANNUAL REPORT   |   JOHN HANCOCK TAX-FREE BOND FUND       36

AUDITOR'S REPORT

Report of Independent Registered Public Accounting Firm

To the Board of Trustees of John Hancock Municipal Securities Trust and Shareholders of John Hancock Tax-Free Bond Fund:

In our opinion, the accompanying statement of assets and liabilities, including the fund's investments, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of the John Hancock Tax-Free Bond Fund (the "Fund") as of May 31, 2017, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended and the financial highlights for each of the periods presented, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities as of May 31, 2017 by correspondence with the custodian, brokers, and the application of alternative auditing procedures where a security purchased confirmation had not been received, provide a reasonable basis for our opinion.

PricewaterhouseCoopers LLP

Boston, Massachusetts

July 14, 2017

ANNUAL REPORT   |   JOHN HANCOCK TAX-FREE BOND FUND       37

TAX INFORMATION

Unaudited

For federal income tax purposes, the following information is furnished with respect to the distributions of the fund, if any, paid during its taxable year ended May 31, 2017.

97.29% of dividends from net investment income are exempt-interest dividends.

Eligible shareholders will be mailed a 2017 Form 1099-DIV in early 2018. This will reflect the tax character of all distributions paid in calendar year 2017.

Please consult a tax advisor regarding the tax consequences of your investment in the fund.

ANNUAL REPORT   |   JOHN HANCOCK TAX-FREE BOND FUND       38

Trustees and Officers

This chart provides information about the Trustees and Officers who oversee your John Hancock fund. Officers elected by the Trustees manage the day-to-day operations of the fund and execute policies formulated by the Trustees.

Independent Trustees

Name, year of birth Position(s) held with Trust Principal occupation(s) and other directorships during past 5 years	Trustee of the Trust since[1]	Number of John Hancock funds overseen by Trustee
Hassell H. McClellan, Born: 1945	2012	225
Trustee and Chairperson of the Board
Director/Trustee, Virtus Funds (since 2008); Director, The Barnes Group (since 2010); Associate Professor, The Wallace E. Carroll School of Management, Boston College (retired 2013). Trustee (since 2014) and Chairperson of the Board (since 2017), John Hancock Collateral Trust; Trustee (since 2015) and Chairperson of the Board (since 2017), John Hancock Exchange-Traded Fund Trust; Trustee (since 2012) and Chairperson of the Board (since 2017), John Hancock retail funds[3]; Trustee (2005-2006 and since 2012) and Chairperson of the Board (since 2017), John Hancock Funds III; Trustee (since 2005) and Chairperson of the Board (since 2017), John Hancock Variable Insurance Trust and John Hancock Funds II.

Charles L. Bardelis,[2] Born: 1941	2012	225
Trustee
Director, Island Commuter Corp. (marine transport). Trustee, John Hancock Collateral Trust (since 2014), Trustee, John Hancock Exchange-Traded Fund Trust (since 2015); Trustee, John Hancock retail funds[3] (since 2012); Trustee, John Hancock Funds III (2005-2006 and since 2012); Trustee, John Hancock Variable Insurance Trust (since 1988); Trustee, John Hancock Funds II (since 2005).

Peter S. Burgess,[2] Born: 1942	2012	225
Trustee
Consultant (financial, accounting, and auditing matters) (since 1999); Certified Public Accountant; Partner, Arthur Andersen (independent public accounting firm) (prior to 1999); Director, Lincoln Educational Services Corporation (since 2004); Director, Symetra Financial Corporation (2010-2016); Director, PMA Capital Corporation (2004-2010). Trustee, John Hancock Collateral Trust (since 2014); Trustee, John Hancock Exchange-Traded Fund Trust (since 2015); Trustee, John Hancock retail funds[3] (since 2012); Trustee, John Hancock Funds III (2005-2006 and since 2012); Trustee, John Hancock Variable Insurance Trust and John Hancock Funds II (since 2005).

William H. Cunningham, Born: 1944	1989	225
Trustee
Professor, University of Texas, Austin, Texas (since 1971); former Chancellor, University of Texas System and former President of the University of Texas, Austin, Texas; Chairman (since 2009) and Director (since 2006), Lincoln National Corporation (insurance); Director, Southwest Airlines (since 2000); former Director, LIN Television (2009-2014). Trustee, John Hancock retail funds[3] (since 1986); Trustee, John Hancock Variable Insurance Trust (since 2012); Trustee, John Hancock Funds II (2005-2006 and since 2012); Trustee, John Hancock Collateral Trust (since 2014); Trustee, John Hancock Exchange-Traded Fund Trust (since 2015).

Grace K. Fey, Born: 1946	2012	225
Trustee
Chief Executive Officer, Grace Fey Advisors (since 2007); Director and Executive Vice President, Frontier Capital Management Company (1988-2007); Director, Fiduciary Trust (since 2009). Trustee, John Hancock Collateral Trust (since 2014); Trustee, John Hancock Exchange-Traded Fund Trust (since 2015); Trustee, John Hancock retail funds[3] (since 2012); Trustee, John Hancock Variable Insurance Trust and John Hancock Funds II (since 2008).

ANNUAL REPORT   |   JOHN HANCOCK TAX-FREE BOND FUND       39

Independent Trustees (continued)

Name, year of birth Position(s) held with Trust Principal occupation(s) and other directorships during past 5 years	Trustee of the Trust since[1]	Number of John Hancock funds overseen by Trustee
Theron S. Hoffman,[2] Born: 1947	2012	225
Trustee
Chief Executive Officer, T. Hoffman Associates, LLC (consulting firm) (since 2003); Director, The Todd Organization (consulting firm) (2003-2010); President, Westport Resources Management (investment management consulting firm) (2006-2008); Senior Managing Director, Partner, and Operating Head, Putnam Investments (2000-2003); Executive Vice President, The Thomson Corp. (financial and legal information publishing) (1997-2000). Trustee, John Hancock Collateral Trust (since 2014); Trustee, John Hancock Exchange-Traded Fund Trust (since 2015); Trustee, John Hancock retail funds[3] (since 2012); Trustee, John Hancock Variable Insurance Trust and John Hancock Funds II (since 2008).

Deborah C. Jackson, Born: 1952	2008	225
Trustee
President, Cambridge College, Cambridge, Massachusetts (since 2011); Board of Directors, National Association of Corporate Directors/New England (since 2015); Board of Directors, Association of Independent Colleges and Universities of Massachusetts (since 2014); Chief Executive Officer, American Red Cross of Massachusetts Bay (2002-2011); Board of Directors of Eastern Bank Corporation (since 2001); Board of Directors of Eastern Bank Charitable Foundation (since 2001); Board of Directors of American Student Assistance Corporation (1996-2009); Board of Directors of Boston Stock Exchange (2002-2008); Board of Directors of Harvard Pilgrim Healthcare (health benefits company) (2007-2011). Trustee, John Hancock retail funds[3] (since 2008); Trustee, John Hancock Variable Insurance Trust and John Hancock Funds II (since 2012); Trustee, John Hancock Collateral Trust (since 2014); and Trustee, John Hancock Exchange-Traded Fund Trust (since 2015).

James M. Oates, Born: 1946	2012	225

Trustee
Managing Director, Wydown Group (financial consulting firm) (since 1994); Chairman and Director, Emerson Investment Management, Inc. (2000-2015); Independent Chairman, Hudson Castle Group, Inc. (formerly IBEX Capital Markets, Inc.) (financial services company) (1997-2011); Director, Stifel Financial (since 1996); Director, Investor Financial Services Corporation (1995-2007); Director, Connecticut River Bancorp (1998-2014); Director/Trustee, Virtus Funds (since 1988). Trustee (since 2014) and Chairperson of the Board (2014-2016), John Hancock Collateral Trust; Trustee (since 2015) and Chairperson of the Board (2015-2016), John Hancock Exchange-Traded Fund Trust; Trustee (since 2012) and Chairperson of the Board (2012-2016), John Hancock retail funds[3]; Trustee (2005-2006 and since 2012) and Chairperson of the Board (2012-2016), John Hancock Funds III; Trustee (since 2004) and Chairperson of the Board (2005-2016), John Hancock Variable Insurance Trust; Trustee (since 2005) and Chairperson of the Board, John Hancock Funds II (2005-2016).

Steven R. Pruchansky, Born: 1944	1994	225
Trustee and Vice Chairperson of the Board
Chairman and Chief Executive Officer, Greenscapes of Southwest Florida, Inc. (since 2000); Director and President, Greenscapes of Southwest Florida, Inc. (until 2000); Member, Board of Advisors, First American Bank (until 2010); Managing Director, Jon James, LLC (real estate) (since 2000); Partner, Right Funding, LLC (since 2014); Director, First Signature Bank & Trust Company (until 1991); Director, Mast Realty Trust (until 1994); President, Maxwell Building Corp. (until 1991). Trustee (since 1992) and Chairperson of the Board (2011-2012), John Hancock retail funds[3]; Trustee and Vice Chairperson of the Board, John Hancock retail funds[3] John Hancock Variable Insurance Trust, and John Hancock Funds II (since 2012); Trustee and Vice Chairperson of the Board, John Hancock Collateral Trust (since 2014); Trustee and Vice Chairperson of the Board, John Hancock Exchange-Traded Fund Trust (since 2015).

ANNUAL REPORT   |   JOHN HANCOCK TAX-FREE BOND FUND       40

Independent Trustees (continued)

Name, year of birth Position(s) held with Trust Principal occupation(s) and other directorships during past 5 years	Trustee of the Trust since[1]	Number of John Hancock funds overseen by Trustee
Gregory A. Russo, Born: 1949	2009	225
Trustee
Director and Audit Committee Chairman (since 2012), and Member, Audit Committee and Finance Committee (since 2011), NCH Healthcare System, Inc. (holding company for multi-entity healthcare system); Director and Member (since 2012) and Finance Committee Chairman (since 2014), The Moorings, Inc. (nonprofit continuing care community); Vice Chairman, Risk & Regulatory Matters, KPMG LLP (KPMG) (2002-2006); Vice Chairman, Industrial Markets, KPMG (1998-2002); Chairman and Treasurer, Westchester County, New York, Chamber of Commerce (1986-1992); Director, Treasurer, and Chairman of Audit and Finance Committees, Putnam Hospital Center (1989-1995); Director and Chairman of Fundraising Campaign, United Way of Westchester and Putnam Counties, New York (1990-1995). Trustee, John Hancock retail funds[3] (since 2008); Trustee, John Hancock Variable Insurance Trust and John Hancock Funds II (since 2012); Trustee, John Hancock Collateral Trust (since 2014); Trustee, John Hancock Exchange-Traded Fund Trust (since 2015).

Non-Independent Trustees4

Name, year of birth Position(s) held with Trust Principal occupation(s) and other directorships during past 5 years	Trustee of the Trust since[1]	Number of John Hancock funds overseen by Trustee
Andrew G. Arnott, Born: 1971	2017	225

President and Trustee
Executive Vice President, John Hancock Financial Services (since 2009, including prior positions); Director and Executive Vice President, John Hancock Advisers, LLC (since 2005, including prior positions); Director and Executive Vice President, John Hancock Investment Management Services, LLC (since 2006, including prior positions); President, John Hancock Funds, LLC (since 2004, including prior positions); President, John Hancock retail funds,[3] John Hancock Variable Insurance Trust, and John Hancock Funds II (since 2007, including prior positions); President, John Hancock Collateral Trust and John Hancock Exchange-Traded Fund Trust (since 2014). Trustee, John Hancock retail funds, John Hancock Variable Insurance Trust, John Hancock Funds II, John Hancock Collateral Trust, and John Hancock Exchange-Traded Fund Trust (since 2017).

James R. Boyle, Born: 1959	2015	225
Non-Independent Trustee
Chairman and Chief Executive Officer, Zillion Group, Inc. (formerly HealthFleet, Inc.) (healthcare) (since 2014); Executive Vice President and Chief Executive Officer, U.S. Life Insurance Division of Genworth Financial, Inc. (insurance) (January 2014-July 2014); Senior Executive Vice President, Manulife Financial Corporation, President and Chief Executive Officer, John Hancock (1999-2012); Chairman and Director, John Hancock Advisers, LLC, John Hancock Funds, LLC, and John Hancock Investment Management Services, LLC (2005-2010). Trustee, John Hancock Collateral Trust and John Hancock Exchange-Traded Fund Trust (since 2015); Trustee, John Hancock retail funds[3] (2005-2010; 2012-2014 and since 2015); Trustee, John Hancock Variable Insurance Trust and John Hancock Funds II (2005-2014 and since 2015).

Warren A. Thomson, Born: 1955	2012	225
Non-Independent Trustee
Senior Executive Vice President and Chief Investment Officer, Manulife Financial Corporation and The Manufacturers Life Insurance Company (since 2009); Chairman, Manulife Asset Management (since 2001, including prior positions); Director and Chairman, Manulife Asset Management Limited (since 2006); Director and Chairman, Hancock Natural Resources Group, Inc. (since 2013). Trustee, John Hancock retail funds,[3] John Hancock Variable Insurance Trust, and John Hancock Funds II (since 2012); Trustee, John Hancock Collateral Trust (since 2014); Trustee, John Hancock Exchange-Traded Fund Trust (since 2015).

ANNUAL REPORT   |   JOHN HANCOCK TAX-FREE BOND FUND       41

Principal officers who are not Trustees

Name, year of birth Position(s) held with Trust Principal occupation(s) during past 5 years	Officer of the Trust since
John J. Danello, Born: 1955	2006
Senior Vice President, Secretary, and Chief Legal Officer
Vice President and Chief Counsel, John Hancock Wealth Management (since 2005); Senior Vice President (since 2007) and Chief Legal Counsel (2007-2010), John Hancock Funds, LLC and The Berkeley Financial Group, LLC; Senior Vice President (since 2006, including prior positions) and Chief Legal Officer and Secretary (since 2014), John Hancock retail funds,[3] John Hancock Funds II and John Hancock Variable Insurance Trust; Senior Vice President, Secretary and Chief Legal Officer, John Hancock Collateral Trust and John Hancock Exchange-Traded Fund Trust (since 2014); Vice President, John Hancock Life & Health Insurance Company (since 2009); Vice President, John Hancock Life Insurance Company (USA) and John Hancock Life Insurance Company of New York (since 2010); and Senior Vice President, Secretary and Chief Legal Counsel (2007-2014, including prior positions) of John Hancock Advisers, LLC and John Hancock Investment Management Services, LLC.

Francis V. Knox, Jr., Born: 1947	2005
Chief Compliance Officer
Vice President, John Hancock Financial Services (since 2005); Chief Compliance Officer, John Hancock retail funds,[3] John Hancock Variable Insurance Trust, John Hancock Funds II, John Hancock Advisers, LLC, and John Hancock Investment Management Services, LLC (since 2005); Chief Compliance Officer, John Hancock Collateral Trust and John Hancock Exchange-Traded Fund Trust (since 2014).

Charles A. Rizzo, Born: 1957	2007
Chief Financial Officer
Vice President, John Hancock Financial Services (since 2008); Senior Vice President, John Hancock Advisers, LLC and John Hancock Investment Management Services, LLC (since 2008); Chief Financial Officer, John Hancock retail funds,[3] John Hancock Variable Insurance Trust and John Hancock Funds II (since 2007); Chief Financial Officer, John Hancock Collateral Trust and John Hancock Exchange-Traded Fund Trust (since 2014).

Salvatore Schiavone, Born: 1965	2010
Treasurer
Assistant Vice President, John Hancock Financial Services (since 2007); Vice President, John Hancock Advisers, LLC and John Hancock Investment Management Services, LLC (since 2007); Treasurer, John Hancock retail funds[3] (since 2007, including prior positions); Treasurer, John Hancock Variable Insurance Trust and John Hancock Funds II (2007-2009 and since 2010, including prior positions); Treasurer, John Hancock Collateral Trust and John Hancock Exchange-Traded Fund Trust (since 2014).

The business address for all Trustees and Officers is 601 Congress Street, Boston, Massachusetts 02210-2805.

The Statement of Additional Information of the fund includes additional information about members of the Board of Trustees of the Trust and is available without charge, upon request, by calling 800-225-5291.

1	Each Trustee holds office until his or her successor is elected and qualified, or until the Trustee's death, retirement, resignation, or removal. Mr. Boyle has served as Trustee at various times prior to the date listed in the table.
2	Member of the Audit Committee.
3	"John Hancock retail funds" comprises John Hancock Funds III and 39 other John Hancock funds consisting of 29 series of other John Hancock trusts and 10 closed-end funds.
4	The Trustee is a Non-Independent Trustee due to current or former positions with the Advisor and certain affiliates.
ANNUAL REPORT   |   JOHN HANCOCK TAX-FREE BOND FUND       42

More information

Trustees

Hassell H. McClellan, Chairperson#
Steven R. Pruchansky, Vice Chairperson
Andrew G. Arnott†##
Charles L. Bardelis*
James R. Boyle†
Peter S. Burgess*
William H. Cunningham
Grace K. Fey
Theron S. Hoffman*
Deborah C. Jackson
James M. Oates
Gregory A. Russo
Warren A. Thomson†

Officers

Andrew G. Arnott
President

John J. Danello
Senior Vice President, Secretary,
and Chief Legal Officer

Francis V. Knox, Jr.
Chief Compliance Officer

Charles A. Rizzo
Chief Financial Officer

Salvatore Schiavone
Treasurer

Investment advisor

John Hancock Advisers, LLC

Subadvisor

John Hancock Asset Management a division of Manulife Asset Management (US) LLC

Principal distributor

John Hancock Funds, LLC

Custodian

State Street Bank and Trust Company

Transfer agent

John Hancock Signature Services, Inc.

Legal counsel

K&L Gates LLP

Independent registered public accounting firm

PricewaterhouseCoopers LLP

*Member of the Audit Committee
†Non-Independent Trustee
#Effective 1-1-17
##Effective 6-20-17

The fund's proxy voting policies and procedures, as well as the fund proxy voting record for the most recent twelve-month period ended June 30, are available free of charge on the Securities and Exchange Commission (SEC) website at sec.gov or on our website.

The fund's complete list of portfolio holdings, for the first and third fiscal quarters, is filed with the SEC on Form N-Q. The fund's Form N-Q is available on our website and the SEC's website, sec.gov, and can be reviewed and copied (for a fee) at the SEC's Public Reference Room in Washington, DC. Call 800-SEC-0330 to receive information on the operation of the SEC's Public Reference Room.

We make this information on your fund, as well as monthly portfolio holdings, and other fund details available on our website at jhinvestments.com or by calling 800-225-5291.

You can also contact us:
800-225-5291 jhinvestments.com	Regular mail: John Hancock Signature Services, Inc. P.O. Box 55913 Boston, MA 02205-5913	Express mail: John Hancock Signature Services, Inc. Suite 55913 30 Dan Road Canton, MA 02021

ANNUAL REPORT   |   JOHN HANCOCK TAX-FREE BOND FUND       43

John Hancock family of funds

DOMESTIC EQUITY FUNDS

Balanced

Blue Chip Growth

Classic Value

Disciplined Value

Disciplined Value Mid Cap

Equity Income

Fundamental All Cap Core

Fundamental Large Cap Core

Fundamental Large Cap Value

New Opportunities

Small Cap Value

Small Company

Strategic Growth

U.S. Global Leaders Growth

U.S. Growth

Value Equity

GLOBAL AND INTERNATIONAL EQUITY FUNDS

Disciplined Value International

Emerging Markets

Emerging Markets Equity

Fundamental Global Franchise

Global Equity

Global Shareholder Yield

Greater China Opportunities

International Growth

International Small Company

International Value Equity

INCOME FUNDS

Bond

California Tax-Free Income

Emerging Markets Debt

Floating Rate Income

Global Income

Government Income

High Yield

High Yield Municipal Bond

Income

Investment Grade Bond

Money Market

Short Duration Credit Opportunities

Spectrum Income

Strategic Income Opportunities

Tax-Free Bond

ALTERNATIVE AND SPECIALTY FUNDS

Absolute Return Currency

Alternative Asset Allocation

Enduring Assets

Financial Industries

Global Absolute Return Strategies

Global Conservative Absolute Return

Global Focused Strategies

Natural Resources

Redwood

Regional Bank

Seaport

Technical Opportunities

A fund's investment objectives, risks, charges, and expenses should be considered carefully before investing. The prospectus contains this and other important information about the fund. To obtain a prospectus, contact your financial professional, call John Hancock Investments at 800-225-5291, or visit our website at jhinvestments.com. Please read the prospectus carefully before investing or sending money.

ASSET ALLOCATION

Income Allocation Fund

Multi-Index Lifetime Portfolios

Multi-Index Preservation Portfolios

Multimanager Lifestyle Portfolios

Multimanager Lifetime Portfolios

EXCHANGE-TRADED FUNDS

John Hancock Multifactor Consumer Discretionary ETF

John Hancock Multifactor Consumer Staples ETF

John Hancock Multifactor Developed International ETF

John Hancock Multifactor Energy ETF

John Hancock Multifactor Financials ETF

John Hancock Multifactor Healthcare ETF

John Hancock Multifactor Industrials ETF

John Hancock Multifactor Large Cap ETF

John Hancock Multifactor Materials ETF

John Hancock Multifactor Mid Cap ETF

John Hancock Multifactor Technology ETF

John Hancock Multifactor Utilities ETF

ENVIRONMENTAL, SOCIAL, AND GOVERNANCE FUNDS

ESG All Cap Core

ESG Core Bond

ESG International Equity

ESG Large Cap Core

CLOSED-END FUNDS

Financial Opportunities

Hedged Equity & Income

Income Securities Trust

Investors Trust

Preferred Income

Preferred Income II

Preferred Income III

Premium Dividend

Tax-Advantaged Dividend Income

Tax-Advantaged Global Shareholder Yield

John Hancock Multifactor ETF shares are bought and sold at market price (not NAV), and are not individually redeemed from the fund. Brokerage commissions will reduce returns.

John Hancock ETFs are distributed by Foreside Fund Services, LLC, and are subadvised by Dimensional Fund Advisors LP.
Foreside is not affiliated with John Hancock Funds, LLC or Dimensional Fund Advisors LP.

Dimensional Fund Advisors LP receives compensation from John Hancock in connection with licensing rights to the
John Hancock Dimensional indexes. Dimensional Fund Advisors LP does not sponsor, endorse, or sell, and makes no representation as to the advisability of investing in, John Hancock Multifactor ETFs.

John Hancock Investments

A trusted brand

John Hancock Investments is a premier asset manager representing one of
America's most trusted brands, with a heritage of financial stewardship dating back to 1862. Helping our shareholders pursue their financial goals is at the core of everything we do. It's why we support the role of professional financial advice and operate with the highest standards of conduct and integrity.

A better way to invest

We serve investors globally through a unique multimanager approach:
We search the world to find proven portfolio teams with specialized expertise for every strategy we offer, then we apply robust investment oversight to ensure they continue to meet our uncompromising standards and serve the best interests of our shareholders.

Results for investors

Our unique approach to asset management enables us to provide a diverse set of investments backed by some of the world's best managers, along with strong risk-adjusted returns across asset classes.

John Hancock Funds, LLC ■ Member FINRA, SIPC 601 Congress Street ■ Boston, MA 02210-2805 800-225-5291 ■ jhinvestments.com
This report is for the information of the shareholders of John Hancock Tax-Free Bond Fund. It is not authorized for distribution to prospective investors unless preceded or accompanied by a prospectus.
MF376185	52A 5/17 7/17

John Hancock

High Yield Municipal Bond Fund

Annual report 5/31/17

A message to shareholders

Dear shareholder,

Bond markets were a study in contrasts over the past 12 months, with credit-sensitive segments enjoying solid gains while rate-sensitive areas posted much more muted returns. Generally, the global macroeconomic picture continued to improve, with corporate earnings in both the United States and abroad showing signs of strength.

In the United States, the steady drumbeat of economic growth convinced the U.S. Federal Reserve (Fed) to raise short-term interest rates by a quarter of a percentage point twice during your fund's fiscal year and once more shortly after the period ended, and continued to hint at one more rate hike in the back half of this year. The Fed also began laying out plans for shrinking its $4.5 trillion balance sheet, a potentially delicate operation that investors will be watching closely.

There are a number of potential headwinds and uncertainties facing bond investors today. At John Hancock Investments, we believe one of the best ways to navigate these challenges is by talking with your financial advisor, who can make sure that your fixed-income allocations are suitable for your investment goals and that they appropriately balance the need for income with market risks.

On behalf of everyone at John Hancock Investments, I'd like to take this opportunity to thank you for the continued trust you've placed in us.

Sincerely,

Andrew G. Arnott
President and Chief Executive Officer
John Hancock Investments

This commentary reflects the CEO's views, which are subject to change at any time. Investing involves risks, including the potential loss of principal. Diversification does not guarantee a profit or eliminate the risk of a loss. For more up-to-date information, please visit our website at jhinvestments.com.

John Hancock
High Yield Municipal Bond Fund

Table of contents

2	Your fund at a glance
4	Discussion of fund performance
8	A look at performance
10	Your expenses
12	Fund's investments
20	Financial statements
23	Financial highlights
27	Notes to financial statements
33	Auditor's report
34	Tax information
35	Trustees and Officers
39	More information

ANNUAL REPORT   |   JOHN HANCOCK HIGH YIELD MUNICIPAL BOND FUND       1

Your fund at a glance

INVESTMENT OBJECTIVE

The fund seeks a high level of current income that is largely exempt from federal income tax, consistent with the preservation of capital.

AVERAGE ANNUAL TOTAL RETURNS AS OF 5/31/17 (%)

Class A shares (without sales charge)
Bloomberg Barclays High Yield Municipal Bond Index
Morningstar high yield muni fund category average
0.76
4.60
1.88
4.09
5.06
4.77
3.51
5.42
4.58
4.08
4.46
3.60
1 year
3 year
5 year
10 year

The Bloomberg Barclays High Yield Municipal Bond Index is an unmanaged index of municipal bonds that are non-investment grade, unrated, or below BBB/ Baa, according to S&P and Moody's, respectively.

It is not possible to invest directly in an index. Index figures do not reflect expenses or sales charges, which would result in lower returns.

Figures from Morningstar, Inc. include reinvested distributions and do not take into account sales charges. Actual load-adjusted performance is lower.

The past performance shown here reflects reinvested distributions and the beneficial effect of any expense reductions, and does not guarantee future results. Performance of the other share classes will vary based on the difference in the fees and expenses of those classes. Shares will fluctuate in value and, when redeemed, may be worth more or less than their original cost. Current month-end performance may be lower or higher than the performance cited, and can be found at jhinvestments.com or by calling 800-225-5291. For further information on the fund's objectives, risks, and strategy, see the fund's prospectus.

ANNUAL REPORT   |   JOHN HANCOCK HIGH YIELD MUNICIPAL BOND FUND       2

PERFORMANCE HIGHLIGHTS OVER THE LAST TWELVE MONTHS

High-yield municipal bonds rallied

Strong investor demand for yield in a low interest-rate environment contributed to solid gains for high-yield municipal bonds.

The fund underperformed its benchmark

The fund posted a modestly positive return but underperformed its benchmark, the Bloomberg Barclays High Yield Municipal Bond Index.

Higher-quality overweight detracted

The fund's overweight position in higher-quality municipal bonds detracted from performance compared with the benchmark.

PORTFOLIO COMPOSITION AS OF 5/31/17 (%)

A note about risks

Fixed-income investments are subject to interest-rate and credit risk; their value will normally decline as interest rates rise or if a creditor, grantor, or counterparty is unable or unwilling to make principal, interest, or settlement payments. Investments in higher-yielding, lower-rated securities are subject to a higher risk of default. Municipal bond prices can decline due to fiscal mismanagement or tax shortfalls, or if related projects become unprofitable. A fund concentrated in one sector or that holds a limited number of securities may fluctuate more than a fund that invests in a wider variety of sectors. Liquidity—the extent to which a security may be sold or a derivative position closed without negatively affecting its market value—may be impaired by reduced trading volume, heightened volatility, rising interest rates, and other market conditions. Derivatives transactions, including hedging or other strategic transactions, may increase a fund's volatility and could produce disproportionate losses, potentially more than the fund's principal investment. Fund distributions generally depend on income and capital gains from underlying investments and may vary in the future. Please see the fund's prospectus for additional risks.

ANNUAL REPORT   |   JOHN HANCOCK HIGH YIELD MUNICIPAL BOND FUND       3

Discussion of fund performance

An interview with Portfolio Manager Cynthia M. Brown, John Hancock Asset Management a division of Manulife Asset Management (US) LLC

Cynthia M. Brown
Portfolio Manager
John Hancock Asset Management

How did the municipal bond market perform during the 12 months ended May 31, 2017?

Municipal bonds posted positive returns while overcoming some meaningful volatility. The municipal market rallied early in the period as strong investor demand and limited new issuance provided a tailwind for performance. However, the market reversed course in late 2016 as improving economic conditions led to concerns about a short-term interest-rate increase from the U.S. Federal Reserve (Fed).

The results of the U.S. presidential election in November put additional downward pressure on municipal bonds as investors anticipated a pro-growth agenda from the new presidential administration, which could lead to a stronger economy and higher interest rates. Potential tax policy changes from the Trump administration also weighed on the municipal market.

Despite two Fed rate hikes in December 2016 and March 2017, municipal bonds rebounded during the last few months of the reporting period as favorable supply-and-demand trends returned. Prudent spending levels from many state and local governments led to low levels of new issuance, while demand increased amid weaker economic data. Uncertainty about the new administration's ability to implement its policy agenda in a timely manner also added to the pressure.

For the period, the broad Bloomberg Barclays Municipal Bond Index returned 1.46%. However, high-yield municipal bonds (generally those rated BB and lower) outperformed, as the fund's benchmark, the Bloomberg Barclays High Yield Municipal Bond Index, returned 4.60%. High-yield municipal bonds benefited from robust investor demand for yield in a low interest-rate environment.

How was municipal credit quality during the reporting period?

In most states, the credit environment for municipal bonds remained solid over the past year. Tax revenues for state and local governments have been steady, and fiscal spending levels have been generally sensible. Some states, such as California, have been able to set aside funds in reserve to backstop any future budget shortfalls.

ANNUAL REPORT   |   JOHN HANCOCK HIGH YIELD MUNICIPAL BOND FUND       4

"In most states, the credit environment for municipal bonds remained solid over the past year."

As we have discussed in the past, one of the primary challenges for state and local governments going forward is pension liabilities, and we are beginning to see these liabilities have an impact on current budgets. Several states—including Connecticut, New Jersey, and Illinois—are facing budget deficits in part because of unfunded pension obligations. The state of Illinois, which for the past two fiscal years has operated without an approved budget, finally overcame significant political gridlock that had prevented a workable solution to the state's budget problems.

Two U.S. territories also continued to struggle with debt issues during the past year. In Puerto Rico, many government entities are seeking to restructure their debt under the auspices of an oversight board established by the U.S. federal government. The Virgin Islands are facing some challenges meeting their debt obligations, given a weak local economy that has contributed to declining tax revenues.

How did these credit issues affect the portfolio?

The fund had no exposure to Puerto Rico during the period, but its holdings in the Virgin Islands and the state of Illinois detracted from fund performance relative to its benchmark. Shortly after period end, S&P Credit Rating downgraded Illinois' debt based on the factors discussed. Although we

QUALITY COMPOSITION AS OF 5/31/17 (%)

ANNUAL REPORT   |   JOHN HANCOCK HIGH YIELD MUNICIPAL BOND FUND       5

"The fund's overweight position in higher-quality bonds compared with its benchmark contributed to its underperformance."
continue to hold exposure to the state, the holdings are diversified across many sources of revenue, not all of which rely on State of Illinois funding, such as Chicago O'Hare International Airport, Chicago Midway International Airport, Wesleyan University, and the City of Chicago General Obligation. We maintain a cautious outlook on our positions for potential sale opportunities.

Another credit issue that weighed on fund performance was related to an underperforming senior housing development in Florida. As this sector matures, new competition can impact occupancy levels on units vacated. We maintain a broad diversification of the fund in this sector.

What other factors affected fund performance compared with its benchmark index?

The fund's overweight position in higher-quality bonds compared with its benchmark contributed to its underperformance. Lower-rated bonds outperformed higher-quality securities as investors willingly assumed greater credit risk in exchange for higher yields. The fund also had a shorter duration (a measure of interest-rate sensitivity) than the index for much of the period, and this positioning was a drag on relative results as high-yield municipal bonds rallied during the period. The fund's duration averaged 5.93, compared with 7.17 for the index.

SECTOR COMPOSITION AS OF 5/31/17 (%)

ANNUAL REPORT   |   JOHN HANCOCK HIGH YIELD MUNICIPAL BOND FUND       6

On a sector basis, transportation-related bonds contributed positively to fund performance. The leading contributors included bonds backed by toll roads, which benefited from higher usage rates and a continuation of low fuel prices, and airports, which benefited from increased airline traffic. On the downside, an underweight position in tobacco bonds detracted from relative performance as these securities fared well during the 12-month period.

As we move into the second half of 2017, what are the important themes affecting the municipal bond market?

The U.S. economy remains a key influence on the fixed-income markets in general, and that includes the municipal bond market. We expect a continuation of the current moderate economic expansion as the Fed remains on a path toward interest-rate normalization. That said, it has been about eight years since the last recession, so an emphasis on individual credit selection will be increasingly important going forward.

We remain cognizant of the ongoing pension liability issues facing many state and local governments. These issues will take a long time to play out and will remain a key part of our investment analysis.

We are also looking ahead to 2018, when tax reform will likely be a major undertaking by the federal government. In addition, the midterm elections could have an impact on fiscal policies, both at the federal level and in state and local governments.

MANAGED BY

Cynthia M. Brown On the fund since 2015 Investing since 1984

The views expressed in this report are exclusively those of Cynthia M. Brown, John Hancock Asset Management, and are subject to change. They are not meant as investment advice. Please note that the holdings discussed in this report may not have been held by the fund for the entire period. Portfolio composition is subject to review in accordance with the fund's investment strategy and may vary in the future. Current and future portfolio holdings are subject to risk.
ANNUAL REPORT   |   JOHN HANCOCK HIGH YIELD MUNICIPAL BOND FUND       7

A look at performance

TOTAL RETURNS FOR THE PERIOD ENDED MAY 31, 2017

Average annual total returns (%) with maximum sales charge				Cumulative total returns (%) with maximum sales charge		SEC 30-day yield (%) subsidized	SEC 30-day yield (%) unsubsidized[1]	Tax- equivalent subsidized yield (%)[2]
	1-year	5-year	10-year	5-year	10-year	as of 5-31-17	as of 5-31-17	as of 5-31-17
Class A	-3.31	2.67	3.65	14.09	43.19	2.54	2.44	4.49
Class B	-4.80	2.39	3.46	12.55	40.47	1.91	1.80	3.37
Class C	-0.96	2.73	3.30	14.44	38.39	1.90	1.80	3.36
Class I3,4	0.91	3.54	4.09	18.99	49.38	2.79	2.78	4.93
Index 1†	4.60	5.42	4.46	30.18	54.68	—	—
Index 2†	1.46	3.31	4.58	17.69	56.52	—	—

Performance figures assume all distributions have been reinvested. Figures reflect maximum sales charges on Class A shares of 4.0% and the applicable contingent deferred sales charge (CDSC) on Class B and Class C shares. The returns for Class A shares have been adjusted to reflect the reduction in the maximum sales charge from 4.5% to 4.0%, effective 2-3-14. The Class B shares' CDSC declines annually between years 1 to 6 according to the following schedule: 5%, 4%, 3%, 3%, 2%, 1%. No sales charge will be assessed after the sixth year. Class C shares sold within one year of purchase are subject to a 1% CDSC.

The expense ratios of the fund, both net (including any fee waivers and/or expense limitations) and gross (excluding any fee waivers and/or expense limitations), are set forth according to the most recent publicly available prospectuses for the fund and may differ from those disclosed in the Financial highlights tables in this report. Had the contractual fee waivers and expense limitations not been in place, gross expenses would apply. The expense ratios are as follows:

	Class A	Class B	Class C	Class I*
Gross (%)	1.00	1.75	1.75	0.76
Net (%)	0.90	1.65	1.65	0.76

*Expenses have been estimated for the first year of operations of Class I shares.

Please refer to the most recent prospectus and annual or semiannual report for more information on expenses and any expense limitation arrangements for each class.

The returns reflect past results and should not be considered indicative of future performance. The return and principal value of an investment will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Due to market volatility and other factors, the fund's current performance may be higher or lower than the performance shown. For current to the most recent month-end performance data, please call 800-225-5291 or visit the fund's website at jhinvestments.com.

The performance table above and the chart on the next page do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. The fund's performance results reflect any applicable fee waivers or expense reductions, without which the expenses would increase and results would have been less favorable.

†	Index 1 is the Bloomberg Barclays High Yield Municipal Bond Index; Index 2 is the Bloomberg Barclays Municipal Bond Index.

See the following page for footnotes.

ANNUAL REPORT   |   JOHN HANCOCK HIGH YIELD MUNICIPAL BOND FUND       8

This chart and table show what happened to a hypothetical $10,000 investment in John Hancock High Yield Municipal Bond Fund for the share classes and periods indicated, assuming all distributions were reinvested. For comparison, we've shown the same investment in two separate indexes.

	Start date	With maximum sales charge ($)	Without sales charge ($)	Index 1 ($)	Index 2 ($)
Class B5	5-31-07	14,047	14,047	15,468	15,652
Class C5	5-31-07	13,839	13,839	15,468	15,652
Class I3,4	5-31-07	14,938	14,938	15,468	15,652

The values shown in the chart for Class A shares with maximum sales charge have been adjusted to reflect the reduction in the Class A shares' maximum sales charge from 4.5% to 4.0%, which became effective on 2-3-14.

The Bloomberg Barclays High Yield Municipal Bond Index is an unmanaged index of municipal bonds that are non-investment grade, unrated, or below BBB/ Baa, according to S&P and Moody's, respectively.

The Bloomberg Barclays Municipal Bond Index is an unmanaged index representative of the tax-exempt bond market.

It is not possible to invest directly in an index. Index figures do not reflect expenses or sales charges, which would result in lower returns.

Footnotes related to performance pages

1	Unsubsidized yield reflects what the yield would have been without the effect of reimbursements and waivers.
2	Tax-equivalent yield is based on the maximum federal income tax rate of 43.4%.
3	Class I shares were first offered on 2-13-17. Returns prior to this date are those of Class A shares (excluding sales charge) which have higher expenses than Class I. Had the returns reflected Class I expenses, returns would be higher.
4	For certain types of investors as described in the fund's prospectus.
5	The contingent deferred sales charge is not applicable.
ANNUAL REPORT   |   JOHN HANCOCK HIGH YIELD MUNICIPAL BOND FUND       9

Your expenses

These examples are intended to help you understand your ongoing operating expenses of investing in the fund so you can compare these costs with the ongoing costs of investing in other mutual funds.

Understanding fund expenses

As a shareholder of the fund, you incur two types of costs:

•	Transaction costs, which include sales charges (loads) on purchases or redemptions (varies by share class), minimum account fee charge, etc.
•	Ongoing operating expenses, including management fees, distribution and service fees (if applicable), and other fund expenses.

We are presenting only your ongoing operating expenses here.

Actual expenses/actual returns

The first line of each share class in the table on the following page is intended to provide information about the fund's actual ongoing operating expenses, and is based on the fund's actual return. It assumes an account value of $1,000.00 on December 1, 2016, with the same investment held until May 31, 2017.

Together with the value of your account, you may use this information to estimate the operating expenses that you paid over the period. Simply divide your account value at May 31, 2017, by $1,000.00, then multiply it by the "expenses paid" for your share class from the table. For example, for an account value of $8,600.00, the operating expenses should be calculated as follows:

Hypothetical example for comparison purposes

The second line of each share class in the table on the following page allows you to compare the fund's ongoing operating expenses with those of any other fund. It provides an example of the fund's hypothetical account values and hypothetical expenses based on each class's actual expense ratio and an assumed 5% annualized return before expenses (which is not the fund's actual return). It assumes an account value of $1,000.00 on December 1, 2016, with the same investment held until May 31, 2017. Look in any other fund shareholder report to find its hypothetical example and you will be able to compare these expenses. Please remember that these hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period.

Remember, these examples do not include any transaction costs, therefore, these examples will not help you to determine the relative total costs of owning different funds. If transaction costs were included, your expenses would have been higher. See the prospectuses for details regarding transaction costs.

ANNUAL REPORT   |   JOHN HANCOCK HIGH YIELD MUNICIPAL BOND FUND       10

SHAREHOLDER EXPENSE EXAMPLE CHART

		Account value on 12-1-2016	Ending value on 5-31-2017	Expenses paid during period ended 5-31-2017[1]	Annualized expense ratio
Class A	Actual expenses/actual returns	$1,000.00	$1,042.30	$4.63	0.91%
	Hypothetical example for comparison purposes	1,000.00	1,020.40	4.58	0.91%
Class B	Actual expenses/actual returns	1,000.00	1,038.50	8.44	1.66%
	Hypothetical example for comparison purposes	1,000.00	1,016.70	8.35	1.66%
Class C	Actual expenses/actual returns	1,000.00	1,038.50	8.44	1.66%
	Hypothetical example for comparison purposes	1,000.00	1,016.70	8.35	1.66%
Class I [2]	Actual expenses/actual returns	1,000.00	1,028.40	2.17	0.73%
	Hypothetical example for comparison purposes	1,000.00	1,021.30	3.68	0.73%

1	Expenses are equal to the annualized expense ratio, multiplied by the average account value over the period, multiplied by 182/365 (to reflect the one-half year period).
2	The inception date for Class I shares is 2-13-17. Actual expenses are equal to the annualized expense ratio, multiplied by the average account value over the period, multiplied by 107/365 (to reflect the period).
ANNUAL REPORT   |   JOHN HANCOCK HIGH YIELD MUNICIPAL BOND FUND       11

Fund's investments

As of 5-31-17
	Rate (%)		Maturity date	Par value^	Value
Municipal bonds 96.3%					$180,503,065
(Cost $164,129,411)
Alabama 1.2%					2,202,458
Birmingham Special Care Facilities Financing Authority Children's Hospital	6.125		06-01-34	2,000,000	2,202,458
Arizona 3.6%					6,747,720
Industrial Development Authority of the City of Phoenix Arizona GFF Tiyan LLC	5.375		02-01-41	2,500,000	2,404,350
Maricopa County Industrial Development Authority Catholic Healthcare West, Series A	6.000		07-01-39	3,000,000	3,240,420
Maricopa County Pollution Control Corp. Public Service Palo Verde, Series A	6.250		01-01-38	1,000,000	1,102,950
California 6.1%					11,372,021
California Pollution Control Financing Authority (S) Calplant I Project, AMT	8.000		07-01-39	1,000,000	1,074,970
California Pollution Control Financing Authority Waste Management Inc., Series A3, AMT	4.300		07-01-40	1,000,000	1,027,480
California Statewide Communities Development Authority Adventist Health System	5.000		03-01-35	1,250,000	1,442,125
Foothill-Eastern Transportation Corridor Agency Highway Revenue Tolls, Escrowed to Maturity, Series A	0.861 (Z	)	01-01-18	1,950,000	1,940,036
Foothill-Eastern Transportation Corridor Agency Highway Revenue Tolls, Series A	5.750		01-15-46	1,000,000	1,151,500
Golden State Tobacco Securitization Corp. Series A-1	4.500		06-01-27	150,000	150,000
Orange County Community Facilities District Esencia Villagers, Series A	5.000		08-15-41	1,000,000	1,113,280
River Islands Public Financing Authority Community Facilities District, Series 2003-1	5.500		09-01-45	1,545,000	1,650,925
Southern California Public Power Authority Natural Gas Revenue, Series A	5.250		11-01-26	1,500,000	1,821,705
Colorado 4.1%					7,585,895
Park Creek Metropolitan District Senior Limited Property Tax Supported, Series A	5.000		12-01-45	2,000,000	2,177,500
Public Authority for Colorado Energy Natural Gas Revenue	6.250		11-15-28	2,500,000	3,195,975
Regional Transportation District Denver Transit Partners	6.000		01-15-41	2,000,000	2,212,420

SEE NOTES TO FINANCIAL STATEMENTS
ANNUAL REPORT   |   JOHN HANCOCK HIGH YIELD MUNICIPAL BOND FUND       12

	Rate (%)	Maturity date	Par value^	Value
Connecticut 1.3%				$2,400,387
Hamden Facility Revenue Whitney Center Project, Series A	7.625	01-01-30	915,000	948,279
Hamden Facility Revenue Whitney Center Project, Series A	7.750	01-01-43	1,400,000	1,452,108
Delaware 1.4%				2,640,995
Centerline Equity Issuer Trust Series A (S)	6.000	10-31-52	1,000,000	1,077,320
Delaware Economic Development Authority Indian River Power Authority	5.375	10-01-45	1,500,000	1,563,675
District of Columbia 2.1%				3,903,120
Metropolitan Washington DC Airports Authority Highway Revenue Tolls, Series C (D)	6.500	10-01-41	3,000,000	3,903,120
Florida 4.8%				9,052,280
Celebration Pointe Community Development District (S) Alachua City	5.000	05-01-48	1,000,000	1,003,060
City of Pensacola Airport Revenue, AMT	6.000	10-01-28	2,000,000	2,113,800
Florida Development Finance Corp. Tuscan Isle Champions Gate Project, Series A (S)	6.375	06-01-46	2,150,000	2,150,000
Lee County Industrial Development Authority Cypress Cove Senior Living	5.500	10-01-47	1,000,000	1,045,290
Palm Beach County Health Facilities Authority Sinai Residences Boca Raton Project, Series C	7.500	06-01-49	1,000,000	1,192,220
Village Community Development District No. 8	6.375	05-01-38	665,000	687,637
Village Community Development District No. 8 Phase II	6.125	05-01-39	775,000	860,273
Georgia 1.0%				1,946,361
Marietta Development Authority Life University Project	7.000	06-15-30	1,500,000	1,538,370
Municipal Electric Authority of Georgia Series D	5.500	01-01-26	390,000	407,991
Guam 1.2%				2,287,860
Guam Government Series A, GO	7.000	11-15-39	2,000,000	2,287,860
Hawaii 0.6%				1,191,200
Hawaii State Department of Budget & Finance 15 Craigside Place Project, Series A	9.000	11-15-44	1,000,000	1,191,200
Illinois 8.7%				16,371,360
Chicago Board of Education Series A, GO	7.000	12-01-44	1,000,000	985,250
Chicago Board of Education Series B, GO	6.500	12-01-46	1,000,000	944,480

SEE NOTES TO FINANCIAL STATEMENTS
ANNUAL REPORT   |   JOHN HANCOCK HIGH YIELD MUNICIPAL BOND FUND       13

	Rate (%)	Maturity date	Par value^	Value
Illinois (continued)
Chicago Board of Education Series C, GO	5.250	12-01-39	1,000,000	$825,680
Chicago Board of Education Series G, GO (P)	9.000	03-01-32	1,000,000	999,860
Chicago Midway International Airport Series A, AMT	5.000	01-01-41	1,500,000	1,645,095
Chicago O'Hare International Airport Customer Facility Charge	5.750	01-01-43	2,000,000	2,275,240
City of Chicago Series 2005D-REMK, GO	5.500	01-01-40	1,250,000	1,259,950
City of Chicago Series A, GO	5.500	01-01-33	1,000,000	1,011,680
City of Chicago Series A, GO	6.000	01-01-38	1,000,000	1,042,860
Illinois Finance Authority Wesleyan University	5.000	09-01-46	1,000,000	1,086,290
Illinois Sports Facilities Authority State Tax Supported (D)	5.250	06-15-32	750,000	833,715
Metropolitan Pier & Exposition Authority McCormick Place Project, Series B	4.250	06-15-42	1,500,000	1,384,620
State of Illinois, GO	5.000	04-01-27	2,000,000	2,076,640
Indiana 1.3%				2,353,825
Crown Point Economic Development Revenue Wittenberg Village Project, Series A	8.000	11-15-39	1,250,000	1,346,975
Town of Chesterton StoryPoint Chesterton Project, Series A (S)	6.125	01-15-34	1,000,000	1,006,850
Iowa 0.6%				1,050,920
Altoona Urban Renewal Tax Increment Revenue Annual Appropriation	6.000	06-01-34	1,000,000	1,050,920
Kentucky 1.8%				3,396,140
Kentucky Economic Development Finance Authority Owensboro Medical Health System, Series A	6.500	03-01-45	2,000,000	2,318,180
Owen County Kentucky Waterworks System Revenue American Water Company Project, Series A	6.250	06-01-39	1,000,000	1,077,960
Louisiana 1.8%				3,285,410
Louisiana Local Government Environmental Facilities & Community Development Authority Westlake Chemical Corp., Series A-2	6.500	11-01-35	2,000,000	2,283,020
St. John Baptist Parish Revenue Marathon Oil Corp., Series A	5.125	06-01-37	1,000,000	1,002,390
Maryland 1.7%				3,139,310
Anne Arundel County Consolidated Special Taxing District Villages at 2 Rivers Project	5.250	07-01-44	1,000,000	1,011,330

SEE NOTES TO FINANCIAL STATEMENTS
ANNUAL REPORT   |   JOHN HANCOCK HIGH YIELD MUNICIPAL BOND FUND       14

	Rate (%)	Maturity date	Par value^	Value
Maryland (continued)
Baltimore County East Baltimore Research Park, Series A	7.000	09-01-38	1,000,000	$1,028,370
Maryland Health & Higher Educational Facilities Authority Meritus Medical Center	5.000	07-01-40	1,000,000	1,099,610
Massachusetts 0.6%				1,084,990
Massachusetts Development Finance Agency Green Bonds-Boston Medical Center, Series D	5.000	07-01-44	1,000,000	1,084,990
Michigan 0.6%				1,055,505
Michigan Finance Authority Detroit Water & Sewer, Series C-2, AMT	5.000	07-01-44	500,000	535,355
Michigan Finance Authority Local Government Loan Program, Series F1	4.500	10-01-29	500,000	520,150
Minnesota 3.4%				6,450,645
City of Anoka Homestead at Anoka, Inc. Project	4.750	11-01-35	500,000	502,020
City of Anoka Homestead at Anoka, Inc. Project	5.000	11-01-46	1,000,000	1,008,040
City of Anoka Homestead at Anoka, Inc. Project	5.500	11-01-46	500,000	532,630
Housing & Redevelopment Authority of the City of St. Paul Carondelet Village Project	5.000	12-01-47	1,250,000	1,336,775
North Oak Senior Housing Revenue Presbyterian Homes North Oaks	6.000	10-01-27	1,000,000	1,016,780
Woodbury Housing & Redevelopment Authority St. Therese of Woodbury	5.125	12-01-44	1,000,000	1,024,380
Woodbury Housing & Redevelopment Authority St. Therese of Woodbury	5.250	12-01-49	1,000,000	1,030,020
Mississippi 0.3%				631,138
Mississippi Business Finance Corp. System Energy Resources, Inc. Project	5.875	04-01-22	625,000	631,138
Missouri 1.0%				1,934,898
Kirkwood Industrial Development Authority Aberdeen Heights Project, Series A	5.250	05-15-42	1,000,000	1,052,250
St. Louis Airport Revenue Lambert St. Louis International Airport, Series A-1	6.625	07-01-34	800,000	882,648
Nevada 0.5%				1,025,950
Sparks Tourism Improvement District No: 1 Sales Tax Revenue, Series A (S)	6.750	06-15-28	1,000,000	1,025,950
New Hampshire 0.3%				563,225
New Hampshire Health & Education Facilities Authority Rivermead, Series A	6.875	07-01-41	500,000	563,225

SEE NOTES TO FINANCIAL STATEMENTS
ANNUAL REPORT   |   JOHN HANCOCK HIGH YIELD MUNICIPAL BOND FUND       15

	Rate (%)	Maturity date	Par value^	Value
New Jersey 5.0%				$9,332,820
Casino Reinvestment Development Authority Luxury Tax Revenue	5.250	11-01-44	1,000,000	1,020,260
New Jersey Economic Development Authority Continental Airlines, Inc. Project, AMT	5.250	09-15-29	1,000,000	1,089,260
New Jersey Economic Development Authority Series WW	5.000	06-15-37	1,000,000	1,023,230
New Jersey Economic Development Authority Series WW	5.250	06-15-40	1,000,000	1,046,670
New Jersey State Educational Facilities Authority University of Medicine and Dentistry, Series B	7.500	12-01-32	1,000,000	1,129,640
New Jersey Transportation Trust Fund Authority Transportation Program, Series AA	5.000	06-15-45	2,000,000	2,038,400
Tobacco Settlement Financing Corp. of New Jersey Series 1A	5.000	06-01-41	2,000,000	1,985,360
New York 11.5%				21,612,810
Brooklyn Arena Local Development Corp. Barclays Center Project	6.375	07-15-43	2,500,000	2,844,625
Brooklyn Arena Local Development Corp. Barclays Center Project, Series A	5.000	07-15-42	2,000,000	2,250,180
Chautauqua County Industrial Development Agency Dunkirk Power Project	5.875	04-01-42	2,350,000	2,464,210
New York Liberty Development Corp. Bank of America Tower, Class 2	5.625	07-15-47	1,000,000	1,100,490
New York Liberty Development Corp. Goldman Sachs Headquarters	5.250	10-01-35	2,000,000	2,517,320
New York Liberty Development Corp. World Trade Center, Class 1-3 (S)	5.000	11-15-44	3,850,000	4,126,777
New York State Dormitory Authority Orange Regional Medical Center (S)	5.000	12-01-45	1,000,000	1,084,270
Port Authority of New York & New Jersey 5th Installment Special Project, AMT	6.750	10-01-19	200,000	203,424
Port Authority of New York & New Jersey JFK International Airport Terminal	6.000	12-01-42	4,460,000	5,021,514
North Carolina 0.6%				1,091,420
North Carolina Eastern Municipal Power Agency Electric, Power & Light Revenues, Series C	6.750	01-01-24	1,000,000	1,091,420
Ohio 4.6%				8,601,602
Buckeye Ohio Tobacco Settlement Financing Authority, Series A-2	5.125	06-01-24	1,865,000	1,794,969
Buckeye Ohio Tobacco Settlement Financing Authority, Series A-2	5.875	06-01-30	1,000,000	986,610
Cleveland Ohio Airport Revenue Continental Airlines, Inc. Project, AMT	5.375	09-15-27	2,510,000	2,517,003
County of Hamilton Series A	5.000	08-15-42	2,000,000	2,270,200
Southeastern Ohio Port Authority Marietta Memorial Hospital	5.000	12-01-35	1,000,000	1,032,820

SEE NOTES TO FINANCIAL STATEMENTS
ANNUAL REPORT   |   JOHN HANCOCK HIGH YIELD MUNICIPAL BOND FUND       16

	Rate (%)	Maturity date	Par value^	Value
Pennsylvania 2.4%				$4,432,570
Allegheny County Industrial Development Authority Environmental Improvements	6.875	05-01-30	1,000,000	1,022,230
Cumberland County Municipal Authority Diakon Lutheran Ministries Project	4.000	01-01-33	1,250,000	1,269,600
Lancaster County Hospital Authority Village Project	5.125	07-01-37	1,000,000	1,074,940
Pennsylvania Economic Development Financing Authority Philadelphia Biosolids Facility	6.250	01-01-32	1,000,000	1,065,800
Rhode Island 0.5%				1,012,070
Tobacco Settlement Financing Corp. Series B	4.500	06-01-45	1,000,000	1,012,070
Tennessee 2.3%				4,336,813
Tennessee Energy Acquisition Corp. Natural Gas Revenue, Series C	5.000	02-01-25	3,720,000	4,336,813
Texas 15.0%				28,151,583
Board of Managers Joint Guadalupe County City of Seguin Hospital	5.000	12-01-40	1,000,000	1,032,140
Board of Managers Joint Guadalupe County City of Seguin Hospital	5.000	12-01-45	1,000,000	1,029,440
Central Texas Regional Mobility Authority SR Lien	6.250	01-01-46	1,000,000	1,177,750
City of Houston Airport System Revenue Continental Airlines, Inc. Terminal Projects, AMT	6.625	07-15-38	1,000,000	1,114,470
City of Houston Airport System Revenue United Airlines, Inc. Terminal E Project, AMT	5.000	07-01-29	3,000,000	3,222,600
Dallas/Fort Worth International Airport Series A, AMT	5.000	11-01-38	1,000,000	1,078,300
Grand Parkway Transportation Corp. Texas System Toll Revenue, Series A	5.500	04-01-53	1,000,000	1,130,860
Gulf Coast Industrial Development Authority CITGO Petroleum Corp., AMT	8.000	04-01-28	2,100,000	2,103,738
Harris County Health Facilities Development Corp. Memorial Hermann Healthcare, Series B	7.250	12-01-35	1,000,000	1,094,370
Love Field Airport Modernization Corp. Southwest Airlines Company Project	5.250	11-01-40	1,575,000	1,708,907
Mission Economic Development Corp. Natgasoline Project, Series A, AMT (S)	5.750	10-01-31	1,000,000	1,049,200
Mission Economic Development Corp. Natgasoline Project, Series B, AMT (S)	5.750	10-01-31	1,000,000	1,049,200
North Texas Tollway Authority Highway Revenue Tolls, Prerefunded, Series A	6.250	01-01-39	2,440,000	2,642,715
North Texas Tollway Authority Highway Revenue Tolls, Series A	6.250	01-01-39	560,000	600,359
Tarrant County Cultural Education Facilities Finance Corp. Air Force Retirement Facility	6.375	11-15-44	2,000,000	2,253,980

SEE NOTES TO FINANCIAL STATEMENTS
ANNUAL REPORT   |   JOHN HANCOCK HIGH YIELD MUNICIPAL BOND FUND       17

	Rate (%)	Maturity date	Par value^	Value
Texas (continued)
Texas Municipal Gas Acquisition & Supply Corp. Natural Gas Revenue, Series D	6.250	12-15-26	2,000,000	$2,461,000
Texas Private Activity Bond Surface Transportation Corp. Blueridge Transportation Group LLC, AMT	5.000	12-31-55	1,000,000	1,072,990
Texas Private Activity Bond Surface Transportation Corp. NTE Mobility Partners Segments LLC, AMT	7.000	12-31-38	1,000,000	1,147,640
Travis County Health Facilities Development Corp. Westminster Manor Project	7.000	11-01-30	200,000	227,556
Travis County Health Facilities Development Corp. Westminster Manor Project, Prerefunded	7.000	11-01-30	800,000	954,368
Virginia 2.8%				5,253,036
Alexandria Industrial Development Authority Goodwin House	5.000	10-01-45	1,700,000	1,877,684
Tobacco Settlement Financing Corp. Series B1	5.000	06-01-47	1,240,000	1,212,112
Washington County Industrial Development Authority Mountain States Health Alliance, Series C	7.750	07-01-38	2,000,000	2,163,240
Wisconsin 1.6%				3,004,728
Public Finance Authority Rose Villa Project, Series A	5.750	11-15-44	1,000,000	1,064,730
Public Finance Authority Rose Villa Project, Series A	6.000	11-15-49	1,000,000	1,078,420
Wisconsin Health & Educational Facilities Authority St. John's Community, Inc., Series A	7.625	09-15-39	750,000	861,578
	Yield* (%)	Maturity date	Par value^	Value
Short-term investments 2.9%				$5,462,000
(Cost $5,462,000)
U.S. Government Agency 1.8%				3,320,000
Federal Home Loan Bank Discount Note	0.680	06-01-17	3,320,000	3,320,000
			Par value^	Value
Repurchase agreement 1.1%				2,142,000
Barclays Tri-Party Repurchase Agreement dated 5-31-17 at 0.780% to be repurchased at $1,906,041 on 6-1-17, collateralized by $1,976,900 U.S. Treasury Notes,1.130% due 6-30-21 (valued at $1,944,168, including interest)			1,906,000	1,906,000
Repurchase Agreement with State Street Corp. dated 5-31-17 at 0.220% to be repurchased at $236,001 on 6-1-17, collateralized by $250,000 U.S. Treasury Notes, 1.125% due 8-31-21 (valued at $244,983, including interest)			236,000	236,000
Total investments (Cost $169,591,411)† 99.2%				$185,965,065
Other assets and liabilities, net 0.8%				$1,446,386
Total net assets 100.0%				$187,411,451

SEE NOTES TO FINANCIAL STATEMENTS
ANNUAL REPORT   |   JOHN HANCOCK HIGH YIELD MUNICIPAL BOND FUND       18

The percentage shown for each investment category is the total value of the category as a percentage of the net assets of the fund.
^All par values are denominated in U.S. dollars unless otherwise indicated.
Key to Security Abbreviations and Legend
AMT	Interest earned from these securities may be considered a tax preference item for purpose of the Federal Alternative Minimum Tax.
GO	General Obligation
(D)	Bond is insured by one or more of the companies listed in the insurance coverage table below.
Insurance coverage	As a % of total investments
Assured Guaranty Corp.	2.1
Assured Guaranty Municipal Corp.	0.4
TOTAL	2.5
(P)	Variable rate obligation. The coupon rate shown represents the rate at period end.
(S)	These securities are exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be resold, normally to qualified institutional buyers, in transactions exempt from registration.
(Z)	Zero coupon bonds are issued at a discount from their principal amount in lieu of paying interest periodically. Rate shown is the effective yield at period end.
*	Yield represents either the annualized yield at the date of purchase, the stated coupon rate or, for floating rate securities, the rate at period end.
†	At 5-31-17, the aggregate cost of investment securities for federal income tax purposes was $167,896,657. Net unrealized appreciation aggregated to $18,068,408, of which $18,322,858 related to appreciated investment securities and $254,450 to depreciated investment securities.

SEE NOTES TO FINANCIAL STATEMENTS
ANNUAL REPORT   |   JOHN HANCOCK HIGH YIELD MUNICIPAL BOND FUND       19

Financial statements

STATEMENT OF ASSETS AND LIABILITIES 5-31-17

Assets
Investments, at value (Cost $169,591,411)	$185,965,065
Cash	702
Receivable for fund shares sold	100,852
Interest receivable	2,992,388
Receivable from affiliates	3,628
Other receivables and prepaid expenses	54,879
Total assets	189,117,514
Liabilities
Payable for investments purchased	1,071,230
Payable for fund shares repurchased	461,138
Distributions payable	52,350
Payable to affiliates
Accounting and legal services fees	10,845
Transfer agent fees	5,817
Distribution and service fees	36,281
Other liabilities and accrued expenses	68,402
Total liabilities	1,706,063
Net assets	$187,411,451
Net assets consist of
Paid-in capital	$177,159,158
Undistributed net investment income	550,390
Accumulated net realized gain (loss) on investments	(6,671,751)
Net unrealized appreciation (depreciation) on investments	16,373,654
Net assets	$187,411,451

Net asset value per share
Based on net asset values and shares outstanding-the fund has an unlimited number of shares authorized with no par value
Class A ($132,570,297 ÷ 16,548,302 shares)[1]	$8.01
Class B ($3,997,569 ÷ 498,983 shares)[1]	$8.01
Class C ($42,872,749 ÷ 5,351,795 shares)[1]	$8.01
Class I ($7,970,836 ÷ 993,400 shares)	$8.02
Maximum offering price per share
Class A (net asset value per share ÷ 96%)[2]	$8.34

1	Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.
2	On single retail sales of less than $100,000. On sales of $100,000 or more and on group sales the offering price is reduced.

SEE NOTES TO FINANCIAL STATEMENTS
ANNUAL REPORT   |   JOHN HANCOCK HIGH YIELD MUNICIPAL BOND FUND       20

STATEMENT OF OPERATIONS  For the year ended 5-31-17

Investment income
Interest	$10,322,470
Expenses
Investment management fees	1,144,744
Distribution and service fees	876,299
Accounting and legal services fees	47,735
Transfer agent fees	106,799
Trustees' fees	3,617
State registration fees	75,011
Printing and postage	39,059
Professional fees	53,518
Custodian fees	28,804
Other	8,167
Total expenses	2,383,753
Less expense reductions	(214,828)
Net expenses	2,168,925
Net investment income	8,153,545
Realized and unrealized gain (loss)
Net realized gain (loss) on
Investments	(1,039,911)
(1,039,911)
Change in net unrealized appreciation (depreciation) of
Investments	(6,622,888)
(6,622,888)
Net realized and unrealized loss	(7,662,799)
Increase in net assets from operations	$490,746

SEE NOTES TO FINANCIAL STATEMENTS
ANNUAL REPORT   |   JOHN HANCOCK HIGH YIELD MUNICIPAL BOND FUND       21

STATEMENTS OF CHANGES IN NET ASSETS

	Year ended 5-31-17	Year ended 5-31-16
Increase (decrease) in net assets
From operations
Net investment income	$8,153,545	$8,024,704
Net realized gain (loss)	(1,039,911)	2,034,957
Change in net unrealized appreciation (depreciation)	(6,622,888)	2,269,455
Increase in net assets resulting from operations	490,746	12,329,116
Distributions to shareholders
From net investment income
Class A	(6,941,890)	(6,867,542)
Class B	(204,270)	(249,936)
Class C	(1,765,860)	(1,674,661)
Class I1	(66,446)	—
Total distributions	(8,978,466)	(8,792,139)
From fund share transactions	(10,312,908)	(2,224,919)
Total increase (decrease)	(18,800,628)	1,312,058
Net assets
Beginning of year	206,212,079	204,900,021
End of year	$187,411,451	$206,212,079
Undistributed net investment income	$550,390	$1,005,996

1	The inception date for Class I shares is 2-13-17.

SEE NOTES TO FINANCIAL STATEMENTS
ANNUAL REPORT   |   JOHN HANCOCK HIGH YIELD MUNICIPAL BOND FUND       22

Financial highlights

Class A Shares Period ended	5-31-17	5-31-16	5-31-15	5-31-14	5-31-13
Per share operating performance
Net asset value, beginning of period	$8.33	$8.18	$8.17	$8.62	$8.48
Net investment income[1]	0.34	0.35	0.37	0.39	0.38
Net realized and unrealized gain (loss) on investments	(0.28)	0.18	0.03	(0.46)	0.12
Total from investment operations	0.06	0.53	0.40	(0.07)	0.50
Less distributions
From net investment income	(0.38)	(0.38)	(0.39)	(0.38)	(0.36)
Net asset value, end of period	$8.01	$8.33	$8.18	$8.17	$8.62
Total return (%)[2,3]	0.76	6.65	4.94	(0.53)	5.91
Ratios and supplemental data
Net assets, end of period (in millions)	$133	$155	$154	$150	$214
Ratios (as a percentage of average net assets):
Expenses before reductions	1.00	1.00	0.98	1.02	0.97
Expenses including reductions	0.89	0.90	0.87	0.91	0.87
Net investment income	4.24	4.24	4.47	4.85	4.34
Portfolio turnover (%)	27	22	30	14	25

1	Based on average daily shares outstanding.
2	Does not reflect the effect of sales charges, if any.
3	Total returns would have been lower had certain expenses not been reduced during the applicable periods.

SEE NOTES TO FINANCIAL STATEMENTS
ANNUAL REPORT   |   JOHN HANCOCK HIGH YIELD MUNICIPAL BOND FUND       23

Class B Shares Period ended	5-31-17	5-31-16	5-31-15	5-31-14	5-31-13
Per share operating performance
Net asset value, beginning of period	$8.33	$8.18	$8.17	$8.62	$8.48
Net investment income[1]	0.28	0.28	0.31	0.33	0.31
Net realized and unrealized gain (loss) on investments	(0.28)	0.19	0.03	(0.46)	0.12
Total from investment operations	—	0.47	0.34	(0.13)	0.43
Less distributions
From net investment income	(0.32)	(0.32)	(0.33)	(0.32)	(0.29)
Net asset value, end of period	$8.01	$8.33	$8.18	$8.17	$8.62
Total return (%)[2,3]	0.00	5.85	4.16	(1.27)	5.12
Ratios and supplemental data
Net assets, end of period (in millions)	$4	$6	$7	$8	$11
Ratios (as a percentage of average net assets):
Expenses before reductions	1.75	1.75	1.73	1.77	1.72
Expenses including reductions	1.64	1.65	1.63	1.66	1.62
Net investment income	3.48	3.49	3.73	4.11	3.59
Portfolio turnover (%)	27	22	30	14	25

1	Based on average daily shares outstanding.
2	Does not reflect the effect of sales charges, if any.
3	Total returns would have been lower had certain expenses not been reduced during the applicable periods.

SEE NOTES TO FINANCIAL STATEMENTS
ANNUAL REPORT   |   JOHN HANCOCK HIGH YIELD MUNICIPAL BOND FUND       24

Class C Shares Period ended	5-31-17	5-31-16	5-31-15	5-31-14	5-31-13
Per share operating performance
Net asset value, beginning of period	$8.33	$8.18	$8.17	$8.62	$8.48
Net investment income[1]	0.28	0.29	0.31	0.33	0.31
Net realized and unrealized gain (loss) on investments	(0.28)	0.18	0.03	(0.46)	0.12
Total from investment operations	—	0.47	0.34	(0.13)	0.43
Less distributions
From net investment income	(0.32)	(0.32)	(0.33)	(0.32)	(0.29)
Net asset value, end of period	$8.01	$8.33	$8.18	$8.17	$8.62
Total return (%)[2,3]	0.00	5.85	4.16	(1.27)	5.12
Ratios and supplemental data
Net assets, end of period (in millions)	$43	$46	$44	$44	$64
Ratios (as a percentage of average net assets):
Expenses before reductions	1.75	1.75	1.73	1.77	1.72
Expenses including reductions	1.64	1.65	1.63	1.66	1.62
Net investment income	3.50	3.49	3.73	4.10	3.59
Portfolio turnover (%)	27	22	30	14	25

1	Based on average daily shares outstanding.
2	Does not reflect the effect of sales charges, if any.
3	Total returns would have been lower had certain expenses not been reduced during the applicable periods.

SEE NOTES TO FINANCIAL STATEMENTS
ANNUAL REPORT   |   JOHN HANCOCK HIGH YIELD MUNICIPAL BOND FUND       25

Class I Shares Period ended	5-31-17[1]
Per share operating performance
Net asset value, beginning of period	$7.91
Net investment income[2]	0.12
Net realized and unrealized gain (loss) on investments	0.10
Total from investment operations	0.22
Less distributions
From net investment income	(0.11)
Net asset value, end of period	$8.02
Total return (%)[3]	2.84	[4]
Ratios and supplemental data
Net assets, end of period (in millions)	$8
Ratios (as a percentage of average net assets):
Expenses before reductions	0.73	[5]
Expenses including reductions	0.73	[5]
Net investment income	4.96	[5]
Portfolio turnover (%)	27	[6]

1	The inception date for Class I shares is 2-13-17.
2	Based on average daily shares outstanding.
3	Total returns would have been lower had certain expenses not been reduced during the period.
4	Not annualized.
5	Annualized.
6	The portfolio turnover is shown for the period from 6-1-16 to 5-31-17.

SEE NOTES TO FINANCIAL STATEMENTS
ANNUAL REPORT   |   JOHN HANCOCK HIGH YIELD MUNICIPAL BOND FUND       26

Notes to financial statements

Note 1 — Organization

John Hancock High Yield Municipal Bond Fund (the fund) is a series of John Hancock Municipal Securities Trust (the Trust), an open-end management investment company organized as a Massachusetts business trust and registered under the Investment Company Act of 1940, as amended (the 1940 Act). The investment objective of the fund is to seek a high level of current income that is largely exempt from federal income tax, consistent with the preservation capital.

The fund may offer multiple classes of shares. The shares currently offered are detailed in the Statement of assets and liabilities. Class A and Class C shares are offered to all investors. Class B shares are closed to new investors. Class I shares are offered to institutions and certain investors. Shareholders of each class have exclusive voting rights to matters that affect that class. The distribution and service fees, if any, and transfer agent fees for each class may differ. Class B shares convert to Class A shares eight years after purchase.

Note 2 — Significant accounting policies

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (US GAAP), which require management to make certain estimates and assumptions as of the date of the financial statements. Actual results could differ from those estimates and those differences could be significant. The fund qualifies as an investment company under Topic 946 of Accounting Standards Codification of US GAAP.

Events or transactions occurring after the end of the fiscal period through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The following summarizes the significant accounting policies of the fund:

Security valuation. Investments are stated at value as of the scheduled close of regular trading on the New York Stock Exchange (NYSE), normally at 4:00 p.m., Eastern Time. In case of emergency or other disruption resulting in the NYSE not opening for trading or the NYSE closing at a time other than the regularly scheduled close, the net asset value (NAV) may be determined as of the regularly scheduled close of the NYSE pursuant to the fund's Valuation Policies and Procedures.

In order to value the securities, the fund uses the following valuation techniques: Debt obligations are valued based on the evaluated prices provided by an independent pricing vendor or from broker-dealers. Independent pricing vendors utilize matrix pricing which takes into account factors such as institutional-size trading in similar groups of securities, yield, quality, coupon rate, maturity, type of issue, trading characteristics and other market data, as well as broker supplied prices.

Other portfolio securities and assets, for which reliable market quotations are not readily available, are valued at fair value as determined in good faith by the fund's Pricing Committee following procedures established by the Board of Trustees. The frequency with which these fair valuation procedures are used cannot be predicted and fair value of securities may differ significantly from the value that would have been used had a ready market for such securities existed.

The fund uses a three-tier hierarchy to prioritize the pricing assumptions, referred to as inputs, used in valuation techniques to measure fair value. Level 1 includes securities valued using quoted prices in active markets for identical securities. Level 2 includes securities valued using other significant observable inputs. Observable inputs may include quoted prices for similar securities, interest rates, prepayment speeds and credit risk. Prices for securities valued using these inputs are received from independent pricing vendors and brokers and are based on an evaluation of the inputs described. Level 3 includes securities valued using significant unobservable inputs when market prices are not readily available or reliable, including the fund's own assumptions in determining the fair value of investments. Factors used in determining value may include market or issuer specific events or trends, changes in interest rates and credit quality. The inputs or methodology used for valuing securities are not necessarily an indication of the risks associated with investing in those securities. Changes in valuation techniques and related inputs may result in transfers into or out of an assigned level within the disclosure hierarchy.

As of May 31, 2017, all investments are categorized as Level 2 under the hierarchy described above.

Repurchase agreements. The fund may enter into repurchase agreements. When the fund enters into a repurchase agreement, it receives collateral that is held in a segregated account by the fund's custodian, or for tri-party repurchase agreements, collateral is held at a third-party custodian bank in a segregated account for the benefit of the fund. The

ANNUAL REPORT   |   JOHN HANCOCK HIGH YIELD MUNICIPAL BOND FUND       27

collateral amount is marked-to-market and monitored on a daily basis to ensure that the collateral held is in an amount not less than the principal amount of the repurchase agreement plus any accrued interest. Collateral received by the fund for repurchase agreements is disclosed in the Fund's investments as part of the caption related to the repurchase agreement.

Repurchase agreements are typically governed by the terms and conditions of the Master Repurchase Agreement and/or Global Master Repurchase Agreement (collectively, MRA). Upon an event of default, the non-defaulting party may close out all transactions traded under the MRA and net amounts owed. Absent an event of default, assets and liabilities resulting from repurchase agreements are not offset in the Statement of assets and liabilities. In the event of a default by the counterparty, realization of the collateral proceeds could be delayed, during which time the collateral value may decline or the counterparty may have insufficient assets to pay back claims resulting from close-out of the transactions.

Security transactions and related investment income. Investment security transactions are accounted for on a trade date plus one basis for daily NAV calculations. However, for financial reporting purposes, investment transactions are reported on trade date. Interest income is accrued as earned. Interest income includes coupon interest and amortization/accretion of premiums/discounts on debt securities. Debt obligations may be placed in a non-accrual status and related interest income may be reduced by stopping current accruals and writing off interest receivable when the collection of all or a portion of interest has become doubtful. Gains and losses on securities sold are determined on the basis of identified cost and may include proceeds from litigation.

Line of credit. The fund may borrow from banks for temporary or emergency purposes, including meeting redemption requests that otherwise might require the untimely sale of securities. Pursuant to the fund's custodian agreement, the custodian may loan money to the fund to make properly authorized payments. The fund is obligated to repay the custodian for any overdraft, including any related costs or expenses. The custodian may have a lien, security interest or security entitlement in any fund property that is not otherwise segregated or pledged, to the extent of any overdraft, and to the maximum extent permitted by law.

Effective June 30, 2016, the fund and other affiliated funds have entered into a syndicated line of credit agreement with Citibank, N.A. as the administrative agent that enables them to participate in a $1 billion unsecured committed line of credit. Excluding commitments designated for a certain fund and subject to the need of other affiliated funds, the fund can borrow up to an aggregate commitment amount of $750 million, subject to asset coverage and other limitations as specified in the agreement. A commitment fee payable at the end of each calendar quarter, based on the average daily unused portion of the line of credit, is charged to each participating fund based on a combination of fixed and asset based allocations and is reflected in Other expenses on the Statement of operations. Prior to June 30, 2016, the fund had a similar agreement that enabled it to participate in a $750 million unsecured committed line of credit. For the year ended May 31, 2017, the fund had no borrowings under either line of credit. Commitment fees for the year ended May 31, 2017 were $2,674.

Expenses. Within the John Hancock group of funds complex, expenses that are directly attributable to an individual fund are allocated to such fund. Expenses that are not readily attributable to a specific fund are allocated among all funds in an equitable manner, taking into consideration, among other things, the nature and type of expense and the fund's relative net assets. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Class allocations. Income, common expenses and realized and unrealized gains (losses) are determined at the fund level and allocated daily to each class of shares based on the net assets of the class. Class-specific expenses, such as distribution and service fees, if any, and transfer agent fees, for all classes, are calculated daily at the class level based on the net assets of each class and the specific expense rates applicable to each class.

Federal income taxes. The fund intends to continue to qualify as a regulated investment company by complying with the applicable provisions of the Internal Revenue Code and will not be subject to federal income tax on taxable income that is distributed to shareholders. Therefore, no federal income tax provision is required.

Under the Regulated Investment Company Modernization Act of 2010, the fund is permitted to carry forward capital losses incurred in taxable years beginning after December 22, 2010 for an unlimited period. Any losses incurred during those

ANNUAL REPORT   |   JOHN HANCOCK HIGH YIELD MUNICIPAL BOND FUND       28

taxable years will be required to be utilized prior to the losses incurred in pre-enactment taxable years. As a result of this ordering rule, pre-enactment capital loss carryforwards may be more likely to expire unused. Additionally, post-enactment capital losses that are carried forward will retain their character as either short-term or long-term capital losses rather than being considered all short-term as under previous law.

For federal income tax purposes, as of May 31, 2017, the fund has a capital loss carryforward of $8,366,505 available to offset future net realized capital gains. The following table details the capital loss carryforward available as of May 31, 2017:

Capital loss carryforward expiring at May 31		No expiration date
2018	2019	Short-term
$4,265,466	$487,011	$3,614,028

As of May 31, 2017, the fund had no uncertain tax positions that would require financial statement recognition, derecognition or disclosure. The fund's federal tax returns are subject to examination by the Internal Revenue Service for a period of three years.

Distribution of income and gains. Distributions to shareholders from net investment income and net realized gains, if any, are recorded on the ex-date. The fund generally declares dividends daily and pays them monthly. Capital gain distributions, if any, are distributed annually.

The tax character of distributions for the years ended May 31, 2017 and 2016 was as follows:

	May 31, 2017	May 31, 2016
Ordinary income	$488,881	$637,721
Exempt interest	8,489,585	8,154,418
Total	$8,978,466	$8,792,139

Distributions paid by the fund with respect to each class of shares are calculated in the same manner, at the same time and in the same amount, except for the effect of class level expenses that may be applied differently to each class. As of May 31, 2017, the components of distributable earnings on a tax basis consisted of $602,740 of undistributed exempt interest.

Such distributions and distributable earnings, on a tax basis, are determined in conformity with income tax regulations, which may differ from US GAAP. Distributions in excess of tax basis earnings and profits, if any, are reported in the fund's financial statements as a return of capital.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Temporary book-tax differences, if any, will reverse in a subsequent period. Book-tax differences are primarily attributable to expiration of capital loss carryforwards and accretion on debt securities.

Note 3 — Guarantees and indemnifications

Under the Trust's organizational documents, its Officers and Trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust, including the fund. Additionally, in the normal course of business, the fund enters into contracts with service providers that contain general indemnification clauses. The fund's maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the fund that have not yet occurred. The risk of material loss from such claims is considered remote.

Note 4 — Fees and transactions with affiliates

John Hancock Advisers, LLC (the Advisor) serves as investment advisor for the fund. John Hancock Funds, LLC (the Distributor), an affiliate of the Advisor, serves as principal underwriter of the fund. The Advisor and the Distributor are indirect, wholly owned subsidiaries of Manulife Financial Corporation (MFC).

Management fee. The fund has an investment management agreement with the Advisor under which the fund pays a daily management fee to the Advisor equivalent on an annual basis to the sum of: (a) 0.6250% of the first $75 million of the

ANNUAL REPORT   |   JOHN HANCOCK HIGH YIELD MUNICIPAL BOND FUND       29

fund's average daily net assets, (b) 0.5625% of the next $75 million of the fund's average daily net assets, (c) 0.5000% of the next $1.85 billion of the fund's average daily net assets, (d) 0.4800% of the next $2 billion of the fund's average daily net assets; and (e) 0.4500% of the fund's average daily net assets in excess of $4 billion. The Advisor has a subadvisory agreement with John Hancock Asset Management a division of Manulife Asset Management (US) LLC, an indirectly owned subsidiary of MFC and an affiliate of the Advisor. The fund is not responsible for payment of the subadvisory fees.

The Advisor has contractually agreed to waive a portion of its management fee and/or reimburse expenses for certain funds of the John Hancock group of funds complex, including the fund (the participating portfolios). This waiver is based upon aggregate net assets of all the participating portfolios. The amount of the reimbursement is calculated daily and allocated among all the participating portfolios in proportion to the daily net assets of each fund. During the year ended May 31, 2017, this waiver amounted to 0.01% of the fund's average net assets. This arrangement may be amended or terminated at any time by the Advisor upon notice to the fund and with the approval of the Board of Trustees.

For the year ended May 31, 2017, the expense reductions amounted to the following:

Class	Expense reduction	Class	Expense reduction
Class A	$11,400	Class I	$111
Class B	399	Total	$15,365
Class C	3,455

Expenses waived or reimbursed in the current fiscal period are not subject to recapture in future fiscal periods.

The investment management fees, including the impact of the waivers and reimbursements as described above, incurred for the year ended May 31, 2017 were equivalent to a net annual effective rate of 0.56% of the fund's average daily net assets.

Accounting and legal services. Pursuant to a service agreement, the fund reimburses the Advisor for all expenses associated with providing the administrative, financial, legal, accounting and recordkeeping services to the fund, including the preparation of all tax returns, periodic reports to shareholders and regulatory reports, among other services. These expenses are allocated to each share class based on its relative net assets at the time the expense was incurred. These accounting and legal services fees incurred for the year ended May 31, 2017 amounted to an annual rate of 0.02% of the fund's average daily net assets.

Distribution and service plans. The fund has a distribution agreement with the Distributor. The fund has adopted distribution and service plans with respect to Class A, Class B and Class C shares pursuant to Rule 12b-1 under the 1940 Act, to pay the Distributor for services provided as the distributor of shares of the fund. The fund may pay up to the following contractual rates of distribution and service fees under these arrangements, expressed as an annual percentage of average daily net assets for each class of the fund's shares:

Class	Rule 12b-1 fee
Class A	0.25%
Class B	1.00%
Class C	1.00%

The fund's Distributor has contractually agreed to waive and limit Rule 12b-1 fees for Class A, Class B and Class C shares to the extent necessary to achieve aggregate fees of 0.15%, 0.90% and 0.90%, respectively. The current agreement expires on September 30, 2017, unless renewed by mutual agreement of the fund and the Distributor based upon a determination that this is appropriate under the circumstances at the time. This contractual waiver and limit amounted to $149,111, $5,227 and $45,125 for Class A, Class B, and Class C shares, respectively, for the year ended May 31, 2017.

Sales charges. Class A shares are assessed up-front sales charges, which resulted in payments to the Distributor amounting to $463,593 for the year ended May 31, 2017. Of this amount, $66,535 was retained and used for printing prospectuses, advertising, sales literature and other purposes, $395,209 was paid as sales commissions to broker-dealers

ANNUAL REPORT   |   JOHN HANCOCK HIGH YIELD MUNICIPAL BOND FUND       30

and $1,849 was paid as sales commissions to sales personnel of Signator Investors, Inc., a broker-dealer affiliate of the Advisor.

Class A, Class B and Class C shares may be subject to contingent deferred sales charges (CDSCs). Certain Class A shares that are acquired through purchases of $1 million or more and are redeemed within one year of purchase are subject to a 1.00% sales charge. Class B shares that are redeemed within six years of purchase are subject to CDSCs, at declining rates, beginning at 5.00%. Class C shares that are redeemed within one year of purchase are subject to a 1.00% CDSC. CDSCs are applied to the lesser of the current market value at the time of redemption or the original purchase cost of the shares being redeemed. Proceeds from CDSCs are used to compensate the Distributor for providing distribution-related services in connection with the sale of these shares. During the year ended May 31, 2017, CDSCs received by the Distributor amounted to $11,591, $4,316 and $3,754 for Class A, Class B and Class C shares, respectively.

Transfer agent fees. The fund has a transfer agent agreement with John Hancock Signature Services, Inc. (Signature Services), an affiliate of the Advisor. The transfer agent fees paid to Signature Services are determined based on the cost to Signature Services (Signature Services Cost) of providing recordkeeping services. It also includes out-of-pocket expenses, including payments made to third-parties for recordkeeping services provided to their clients who invest in one or more John Hancock funds. In addition, Signature Services Cost may be reduced by certain fees that Signature Services receives in connection with retirement and small accounts. Signature Services Cost is calculated monthly and allocated, as applicable, to five categories of share classes: Retail Share and Institutional Share Classes of Non-Municipal Bond Funds, Class R6 Shares, Retirement Share Classes and Municipal Bond Share Classes. Within each of these categories, the applicable costs are allocated to the affected John Hancock affiliated funds and/or classes, based on the relative average daily net assets.

Class level expenses. Class level expenses for the year ended May 31, 2017 were:

Class	Distribution and service fees	Transfer agent fees
Class A	$372,779	$79,494
Class B	52,274	2,811
Class C	451,246	23,992
Class I	—	502
Total	$876,299	$106,799

Trustee expenses. The fund compensates each Trustee who is not an employee of the Advisor or its affiliates. The costs of paying Trustee compensation and expenses are allocated to each fund based on its net assets relative to other funds within the John Hancock group of funds complex.

Interfund lending program. Pursuant to an Exemptive Order issued by the SEC, the fund, along with certain other funds advised by the Advisor or its affiliates, may participate in an interfund lending program. This program provides an alternative credit facility allowing the funds to borrow from, or lend money to, other participating affiliated funds. At period end, no interfund loans were outstanding. The fund's activity in this program during the period for which loans were outstanding was as follows:

Borrower or lender	Weighted average loan balance	Days outstanding	Weighted average interest rate	Interest income
Lender	$2,283,821	1	0.715%	$45

ANNUAL REPORT   |   JOHN HANCOCK HIGH YIELD MUNICIPAL BOND FUND       31

Note 5 — Fund share transactions

Transactions in fund shares for the years ended May 31, 2017 and 2016 were as follows:

		Year ended 5-31-17		Year ended 5-31-16
	Shares	Amount	Shares	Amount
Class A shares
Sold	4,919,456	$40,088,707	4,370,349	$35,786,273
Distributions reinvested	786,282	6,378,491	757,633	6,195,992
Repurchased	(7,715,265)	(61,944,529)	(5,409,576)	(44,142,542)
Net decrease	(2,009,527)	($15,477,331)	(281,594)	($2,160,277)
Class B shares
Sold	14,616	$119,270	28,179	$230,546
Distributions reinvested	21,551	175,005	25,742	210,437
Repurchased	(272,403)	(2,185,266)	(169,128)	(1,380,885)
Net decrease	(236,236)	($1,890,991)	(115,207)	($939,902)
Class C shares
Sold	981,277	$8,012,288	911,348	$7,472,374
Distributions reinvested	194,774	1,578,279	179,720	1,469,817
Repurchased	(1,295,129)	(10,404,574)	(988,286)	(8,066,931)
Net increase (decrease)	(119,078)	($814,007)	102,782	$875,260
Class I shares[1]
Sold	1,046,123	$8,287,451	—	—
Distributions reinvested	8,045	64,167	—	—
Repurchased	(60,768)	(482,197)	—	—
Net increase	993,400	$7,869,421	—	—
Total net decrease	(1,371,441)	($10,312,908)	(294,019)	($2,224,919)

1The inception date for Class I shares is 2-13-17.

Note 6 — Purchase and sale of securities

Purchases and sales of securities, other than short-term investments, amounted to $51,100,596 and $54,053,975, respectively, for the year ended May 31, 2017.

Note 7 — State or region risk

To the extent that the fund invests heavily in bonds from any given state or region, its performance could be disproportionately affected by factors particular to that state or region. These factors may include economic or political changes, tax-base erosion, possible state constitutional limits on tax increases, detrimental budget deficits and other financial difficulties, and changes to the credit ratings assigned to those states' municipal issuers.

Note 8 — New rule issuance

In October 2016, the SEC issued Final Rule Release No.33-10231, Investment Company Reporting Modernization (the Release). The Release calls for the adoption of new rules and forms as well as amendments to its rules and forms to modernize the reporting and disclosure of information by registered investment companies. The SEC is adopting amendments to Regulation S-X, which will require standardized, enhanced disclosure about derivatives in investment company financial statements, as well as other amendments. The updates to Regulation S-X are effective August 1, 2017 and may result in additional disclosure relating to the presentation of derivatives and certain other financial instruments. These updates will have no impact on the fund's net assets or results of operations.

ANNUAL REPORT   |   JOHN HANCOCK HIGH YIELD MUNICIPAL BOND FUND       32

AUDITOR'S REPORT

Report of Independent Registered Public Accounting Firm

To the Board of Trustees of John Hancock Municipal Securities Trust and Shareholders of John Hancock High Yield Municipal Bond Fund:

In our opinion, the accompanying statement of assets and liabilities, including the fund's investments, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of the John Hancock High Yield Municipal Bond Fund (the "Fund") as of May 31, 2017, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended and the financial highlights for each of the periods presented, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities as of May 31, 2017 by correspondence with the custodian and brokers, and the application of alternative auditing procedures where securities purchased confirmations had not been received, provide a reasonable basis for our opinion.

PricewaterhouseCoopers LLP

Boston, Massachusetts

July 14, 2017

ANNUAL REPORT   |   JOHN HANCOCK HIGH YIELD MUNICIPAL BOND FUND       33

TAX INFORMATION

Unaudited

For federal income tax purposes, the following information is furnished with respect to the distributions of the fund, if any, paid during its taxable year ended May 31, 2017.

94.5% of dividends from net investment income are exempt-interest dividends.

Eligible shareholders will be mailed a 2017 Form 1099-DIV in early 2018. This will reflect the tax character of all distributions paid in calendar year 2017.

Please consult a tax advisor regarding the tax consequences of your investment in the fund.

ANNUAL REPORT   |   JOHN HANCOCK HIGH YIELD MUNICIPAL BOND FUND       34

Trustees and Officers

This chart provides information about the Trustees and Officers who oversee your John Hancock fund. Officers elected by the Trustees manage the day-to-day operations of the fund and execute policies formulated by the Trustees.

Independent Trustees

Name, year of birth Position(s) held with Trust Principal occupation(s) and other directorships during past 5 years	Trustee of the Trust since[1]	Number of John Hancock funds overseen by Trustee
Hassell H. McClellan, Born: 1945	2012	225
Trustee and Chairperson of the Board
Director/Trustee, Virtus Funds (since 2008); Director, The Barnes Group (since 2010); Associate Professor, The Wallace E. Carroll School of Management, Boston College (retired 2013). Trustee (since 2014) and Chairperson of the Board (since 2017), John Hancock Collateral Trust; Trustee (since 2015) and Chairperson of the Board (since 2017), John Hancock Exchange-Traded Fund Trust; Trustee (since 2012) and Chairperson of the Board (since 2017), John Hancock retail funds[3]; Trustee (2005-2006 and since 2012) and Chairperson of the Board (since 2017), John Hancock Funds III; Trustee (since 2005) and Chairperson of the Board (since 2017), John Hancock Variable Insurance Trust and John Hancock Funds II.

Charles L. Bardelis,[2] Born: 1941	2012	225
Trustee
Director, Island Commuter Corp. (marine transport). Trustee, John Hancock Collateral Trust (since 2014), Trustee, John Hancock Exchange-Traded Fund Trust (since 2015); Trustee, John Hancock retail funds[3] (since 2012); Trustee, John Hancock Funds III (2005-2006 and since 2012); Trustee, John Hancock Variable Insurance Trust (since 1988); Trustee, John Hancock Funds II (since 2005).

Peter S. Burgess,[2] Born: 1942	2012	225
Trustee
Consultant (financial, accounting, and auditing matters) (since 1999); Certified Public Accountant; Partner, Arthur Andersen (independent public accounting firm) (prior to 1999); Director, Lincoln Educational Services Corporation (since 2004); Director, Symetra Financial Corporation (2010-2016); Director, PMA Capital Corporation (2004-2010). Trustee, John Hancock Collateral Trust (since 2014); Trustee, John Hancock Exchange-Traded Fund Trust (since 2015); Trustee, John Hancock retail funds[3] (since 2012); Trustee, John Hancock Funds III (2005-2006 and since 2012); Trustee, John Hancock Variable Insurance Trust and John Hancock Funds II (since 2005).

William H. Cunningham, Born: 1944	1989	225
Trustee
Professor, University of Texas, Austin, Texas (since 1971); former Chancellor, University of Texas System and former President of the University of Texas, Austin, Texas; Chairman (since 2009) and Director (since 2006), Lincoln National Corporation (insurance); Director, Southwest Airlines (since 2000); former Director, LIN Television (2009-2014). Trustee, John Hancock retail funds[3] (since 1986); Trustee, John Hancock Variable Insurance Trust (since 2012); Trustee, John Hancock Funds II (2005-2006 and since 2012); Trustee, John Hancock Collateral Trust (since 2014); Trustee, John Hancock Exchange-Traded Fund Trust (since 2015).

Grace K. Fey, Born: 1946	2012	225
Trustee
Chief Executive Officer, Grace Fey Advisors (since 2007); Director and Executive Vice President, Frontier Capital Management Company (1988-2007); Director, Fiduciary Trust (since 2009). Trustee, John Hancock Collateral Trust (since 2014); Trustee, John Hancock Exchange-Traded Fund Trust (since 2015); Trustee, John Hancock retail funds[3] (since 2012); Trustee, John Hancock Variable Insurance Trust and John Hancock Funds II (since 2008).

ANNUAL REPORT   |   JOHN HANCOCK HIGH YIELD MUNICIPAL BOND FUND       35

Independent Trustees (continued)

Name, year of birth Position(s) held with Trust Principal occupation(s) and other directorships during past 5 years	Trustee of the Trust since[1]	Number of John Hancock funds overseen by Trustee
Theron S. Hoffman,[2] Born: 1947	2012	225
Trustee
Chief Executive Officer, T. Hoffman Associates, LLC (consulting firm) (since 2003); Director, The Todd Organization (consulting firm) (2003-2010); President, Westport Resources Management (investment management consulting firm) (2006-2008); Senior Managing Director, Partner, and Operating Head, Putnam Investments (2000-2003); Executive Vice President, The Thomson Corp. (financial and legal information publishing) (1997-2000). Trustee, John Hancock Collateral Trust (since 2014); Trustee, John Hancock Exchange-Traded Fund Trust (since 2015); Trustee, John Hancock retail funds[3] (since 2012); Trustee, John Hancock Variable Insurance Trust and John Hancock Funds II (since 2008).

Deborah C. Jackson, Born: 1952	2008	225
Trustee
President, Cambridge College, Cambridge, Massachusetts (since 2011); Board of Directors, National Association of Corporate Directors/New England (since 2015); Board of Directors, Association of Independent Colleges and Universities of Massachusetts (since 2014); Chief Executive Officer, American Red Cross of Massachusetts Bay (2002-2011); Board of Directors of Eastern Bank Corporation (since 2001); Board of Directors of Eastern Bank Charitable Foundation (since 2001); Board of Directors of American Student Assistance Corporation (1996-2009); Board of Directors of Boston Stock Exchange (2002-2008); Board of Directors of Harvard Pilgrim Healthcare (health benefits company) (2007-2011). Trustee, John Hancock retail funds[3] (since 2008); Trustee, John Hancock Variable Insurance Trust and John Hancock Funds II (since 2012); Trustee, John Hancock Collateral Trust (since 2014); and Trustee, John Hancock Exchange-Traded Fund Trust (since 2015).

James M. Oates, Born: 1946	2012	225

Trustee
Managing Director, Wydown Group (financial consulting firm) (since 1994); Chairman and Director, Emerson Investment Management, Inc. (2000-2015); Independent Chairman, Hudson Castle Group, Inc. (formerly IBEX Capital Markets, Inc.) (financial services company) (1997-2011); Director, Stifel Financial (since 1996); Director, Investor Financial Services Corporation (1995-2007); Director, Connecticut River Bancorp (1998-2014); Director/Trustee, Virtus Funds (since 1988). Trustee (since 2014) and Chairperson of the Board (2014-2016), John Hancock Collateral Trust; Trustee (since 2015) and Chairperson of the Board (2015-2016), John Hancock Exchange-Traded Fund Trust; Trustee (since 2012) and Chairperson of the Board (2012-2016), John Hancock retail funds[3]; Trustee (2005-2006 and since 2012) and Chairperson of the Board (2012-2016), John Hancock Funds III; Trustee (since 2004) and Chairperson of the Board (2005-2016), John Hancock Variable Insurance Trust; Trustee (since 2005) and Chairperson of the Board, John Hancock Funds II (2005-2016).

Steven R. Pruchansky, Born: 1944	1994	225
Trustee and Vice Chairperson of the Board
Chairman and Chief Executive Officer, Greenscapes of Southwest Florida, Inc. (since 2000); Director and President, Greenscapes of Southwest Florida, Inc. (until 2000); Member, Board of Advisors, First American Bank (until 2010); Managing Director, Jon James, LLC (real estate) (since 2000); Partner, Right Funding, LLC (since 2014); Director, First Signature Bank & Trust Company (until 1991); Director, Mast Realty Trust (until 1994); President, Maxwell Building Corp. (until 1991). Trustee (since 1992) and Chairperson of the Board (2011-2012), John Hancock retail funds[3]; Trustee and Vice Chairperson of the Board, John Hancock retail funds[3] John Hancock Variable Insurance Trust, and John Hancock Funds II (since 2012); Trustee and Vice Chairperson of the Board, John Hancock Collateral Trust (since 2014); Trustee and Vice Chairperson of the Board, John Hancock Exchange-Traded Fund Trust (since 2015).

ANNUAL REPORT   |   JOHN HANCOCK HIGH YIELD MUNICIPAL BOND FUND       36

Independent Trustees (continued)

Name, year of birth Position(s) held with Trust Principal occupation(s) and other directorships during past 5 years	Trustee of the Trust since[1]	Number of John Hancock funds overseen by Trustee
Gregory A. Russo, Born: 1949	2009	225
Trustee
Director and Audit Committee Chairman (since 2012), and Member, Audit Committee and Finance Committee (since 2011), NCH Healthcare System, Inc. (holding company for multi-entity healthcare system); Director and Member (since 2012) and Finance Committee Chairman (since 2014), The Moorings, Inc. (nonprofit continuing care community); Vice Chairman, Risk & Regulatory Matters, KPMG LLP (KPMG) (2002-2006); Vice Chairman, Industrial Markets, KPMG (1998-2002); Chairman and Treasurer, Westchester County, New York, Chamber of Commerce (1986-1992); Director, Treasurer, and Chairman of Audit and Finance Committees, Putnam Hospital Center (1989-1995); Director and Chairman of Fundraising Campaign, United Way of Westchester and Putnam Counties, New York (1990-1995). Trustee, John Hancock retail funds[3] (since 2008); Trustee, John Hancock Variable Insurance Trust and John Hancock Funds II (since 2012); Trustee, John Hancock Collateral Trust (since 2014); Trustee, John Hancock Exchange-Traded Fund Trust (since 2015).

Non-Independent Trustees4

Name, year of birth Position(s) held with Trust Principal occupation(s) and other directorships during past 5 years	Trustee of the Trust since[1]	Number of John Hancock funds overseen by Trustee
Andrew G. Arnott, Born: 1971	2017	225

President and Trustee
Executive Vice President, John Hancock Financial Services (since 2009, including prior positions); Director and Executive Vice President, John Hancock Advisers, LLC (since 2005, including prior positions); Director and Executive Vice President, John Hancock Investment Management Services, LLC (since 2006, including prior positions); President, John Hancock Funds, LLC (since 2004, including prior positions); President, John Hancock retail funds,[3] John Hancock Variable Insurance Trust, and John Hancock Funds II (since 2007, including prior positions); President, John Hancock Collateral Trust and John Hancock Exchange-Traded Fund Trust (since 2014). Trustee, John Hancock retail funds, John Hancock Variable Insurance Trust, John Hancock Funds II, John Hancock Collateral Trust, and John Hancock Exchange-Traded Fund Trust (since 2017).

James R. Boyle, Born: 1959	2015	225
Non-Independent Trustee
Chairman and Chief Executive Officer, Zillion Group, Inc. (formerly HealthFleet, Inc.) (healthcare) (since 2014); Executive Vice President and Chief Executive Officer, U.S. Life Insurance Division of Genworth Financial, Inc. (insurance) (January 2014-July 2014); Senior Executive Vice President, Manulife Financial Corporation, President and Chief Executive Officer, John Hancock (1999-2012); Chairman and Director, John Hancock Advisers, LLC, John Hancock Funds, LLC, and John Hancock Investment Management Services, LLC (2005-2010). Trustee, John Hancock Collateral Trust and John Hancock Exchange-Traded Fund Trust (since 2015); Trustee, John Hancock retail funds[3] (2005-2010; 2012-2014 and since 2015); Trustee, John Hancock Variable Insurance Trust and John Hancock Funds II (2005-2014 and since 2015).

Warren A. Thomson, Born: 1955	2012	225
Non-Independent Trustee
Senior Executive Vice President and Chief Investment Officer, Manulife Financial Corporation and The Manufacturers Life Insurance Company (since 2009); Chairman, Manulife Asset Management (since 2001, including prior positions); Director and Chairman, Manulife Asset Management Limited (since 2006); Director and Chairman, Hancock Natural Resources Group, Inc. (since 2013). Trustee, John Hancock retail funds,[3] John Hancock Variable Insurance Trust, and John Hancock Funds II (since 2012); Trustee, John Hancock Collateral Trust (since 2014); Trustee, John Hancock Exchange-Traded Fund Trust (since 2015).

ANNUAL REPORT   |   JOHN HANCOCK HIGH YIELD MUNICIPAL BOND FUND       37

Principal officers who are not Trustees

Name, year of birth Position(s) held with Trust Principal occupation(s) during past 5 years	Officer of the Trust since
John J. Danello, Born: 1955	2006
Senior Vice President, Secretary, and Chief Legal Officer
Vice President and Chief Counsel, John Hancock Wealth Management (since 2005); Senior Vice President (since 2007) and Chief Legal Counsel (2007-2010), John Hancock Funds, LLC and The Berkeley Financial Group, LLC; Senior Vice President (since 2006, including prior positions) and Chief Legal Officer and Secretary (since 2014), John Hancock retail funds,[3] John Hancock Funds II and John Hancock Variable Insurance Trust; Senior Vice President, Secretary and Chief Legal Officer, John Hancock Collateral Trust and John Hancock Exchange-Traded Fund Trust (since 2014); Vice President, John Hancock Life & Health Insurance Company (since 2009); Vice President, John Hancock Life Insurance Company (USA) and John Hancock Life Insurance Company of New York (since 2010); and Senior Vice President, Secretary and Chief Legal Counsel (2007-2014, including prior positions) of John Hancock Advisers, LLC and John Hancock Investment Management Services, LLC.

Francis V. Knox, Jr., Born: 1947	2005
Chief Compliance Officer
Vice President, John Hancock Financial Services (since 2005); Chief Compliance Officer, John Hancock retail funds,[3] John Hancock Variable Insurance Trust, John Hancock Funds II, John Hancock Advisers, LLC, and John Hancock Investment Management Services, LLC (since 2005); Chief Compliance Officer, John Hancock Collateral Trust and John Hancock Exchange-Traded Fund Trust (since 2014).

Charles A. Rizzo, Born: 1957	2007
Chief Financial Officer
Vice President, John Hancock Financial Services (since 2008); Senior Vice President, John Hancock Advisers, LLC and John Hancock Investment Management Services, LLC (since 2008); Chief Financial Officer, John Hancock retail funds,[3] John Hancock Variable Insurance Trust and John Hancock Funds II (since 2007); Chief Financial Officer, John Hancock Collateral Trust and John Hancock Exchange-Traded Fund Trust (since 2014).

Salvatore Schiavone, Born: 1965	2010
Treasurer
Assistant Vice President, John Hancock Financial Services (since 2007); Vice President, John Hancock Advisers, LLC and John Hancock Investment Management Services, LLC (since 2007); Treasurer, John Hancock retail funds[3] (since 2007, including prior positions); Treasurer, John Hancock Variable Insurance Trust and John Hancock Funds II (2007-2009 and since 2010, including prior positions); Treasurer, John Hancock Collateral Trust and John Hancock Exchange-Traded Fund Trust (since 2014).

The business address for all Trustees and Officers is 601 Congress Street, Boston, Massachusetts 02210-2805.

The Statement of Additional Information of the fund includes additional information about members of the Board of Trustees of the Trust and is available without charge, upon request, by calling 800-225-5291.

1	Each Trustee holds office until his or her successor is elected and qualified, or until the Trustee's death, retirement, resignation, or removal. Mr. Boyle has served as Trustee at various times prior to the date listed in the table.
2	Member of the Audit Committee.
3	"John Hancock retail funds" comprises John Hancock Funds III and 39 other John Hancock funds consisting of 29 series of other John Hancock trusts and 10 closed-end funds.
4	The Trustee is a Non-Independent Trustee due to current or former positions with the Advisor and certain affiliates.
ANNUAL REPORT   |   JOHN HANCOCK HIGH YIELD MUNICIPAL BOND FUND       38

More information

Trustees

Hassell H. McClellan, Chairperson#
Steven R. Pruchansky, Vice Chairperson
Andrew G. Arnott†##
Charles L. Bardelis*
James R. Boyle†
Peter S. Burgess*
William H. Cunningham
Grace K. Fey
Theron S. Hoffman*
Deborah C. Jackson
James M. Oates
Gregory A. Russo
Warren A. Thomson†

Officers

Andrew G. Arnott
President

John J. Danello
Senior Vice President, Secretary,
and Chief Legal Officer

Francis V. Knox, Jr.
Chief Compliance Officer

Charles A. Rizzo
Chief Financial Officer

Salvatore Schiavone
Treasurer

Investment advisor

John Hancock Advisers, LLC

Subadvisor

John Hancock Asset Management a division of Manulife Asset Management (US) LLC

Principal distributor

John Hancock Funds, LLC

Custodian

State Street Bank and Trust Company

Transfer agent

John Hancock Signature Services, Inc.

Legal counsel

K&L Gates LLP

Independent registered public accounting firm

PricewaterhouseCoopers LLP

*Member of the Audit Committee
†Non-Independent Trustee
#Effective 1-1-17
##Effective 6-20-17

The fund's proxy voting policies and procedures, as well as the fund proxy voting record for the most recent twelve-month period ended June 30, are available free of charge on the Securities and Exchange Commission (SEC) website at sec.gov or on our website.

The fund's complete list of portfolio holdings, for the first and third fiscal quarters, is filed with the SEC on Form N-Q. The fund's Form N-Q is available on our website and the SEC's website, sec.gov, and can be reviewed and copied (for a fee) at the SEC's Public Reference Room in Washington, DC. Call 800-SEC-0330 to receive information on the operation of the SEC's Public Reference Room.

We make this information on your fund, as well as monthly portfolio holdings, and other fund details available on our website at jhinvestments.com or by calling 800-225-5291.

You can also contact us:
800-225-5291 jhinvestments.com	Regular mail: John Hancock Signature Services, Inc. P.O. Box 55913 Boston, MA 02205-5913	Express mail: John Hancock Signature Services, Inc. Suite 55913 30 Dan Road Canton, MA 02021

ANNUAL REPORT   |   JOHN HANCOCK HIGH YIELD MUNICIPAL BOND FUND       39

John Hancock family of funds

DOMESTIC EQUITY FUNDS

Balanced

Blue Chip Growth

Classic Value

Disciplined Value

Disciplined Value Mid Cap

Equity Income

Fundamental All Cap Core

Fundamental Large Cap Core

Fundamental Large Cap Value

New Opportunities

Small Cap Value

Small Company

Strategic Growth

U.S. Global Leaders Growth

U.S. Growth

Value Equity

GLOBAL AND INTERNATIONAL EQUITY FUNDS

Disciplined Value International

Emerging Markets

Emerging Markets Equity

Fundamental Global Franchise

Global Equity

Global Shareholder Yield

Greater China Opportunities

International Growth

International Small Company

International Value Equity

INCOME FUNDS

Bond

California Tax-Free Income

Emerging Markets Debt

Floating Rate Income

Global Income

Government Income

High Yield

High Yield Municipal Bond

Income

Investment Grade Bond

Money Market

Short Duration Credit Opportunities

Spectrum Income

Strategic Income Opportunities

Tax-Free Bond

ALTERNATIVE AND SPECIALTY FUNDS

Absolute Return Currency

Alternative Asset Allocation

Enduring Assets

Financial Industries

Global Absolute Return Strategies

Global Conservative Absolute Return

Global Focused Strategies

Natural Resources

Redwood

Regional Bank

Seaport

Technical Opportunities

A fund's investment objectives, risks, charges, and expenses should be considered carefully before investing. The prospectus contains this and other important information about the fund. To obtain a prospectus, contact your financial professional, call John Hancock Investments at 800-225-5291, or visit our website at jhinvestments.com. Please read the prospectus carefully before investing or sending money.

ASSET ALLOCATION

Income Allocation Fund

Multi-Index Lifetime Portfolios

Multi-Index Preservation Portfolios

Multimanager Lifestyle Portfolios

Multimanager Lifetime Portfolios

EXCHANGE-TRADED FUNDS

John Hancock Multifactor Consumer Discretionary ETF

John Hancock Multifactor Consumer Staples ETF

John Hancock Multifactor Developed International ETF

John Hancock Multifactor Energy ETF

John Hancock Multifactor Financials ETF

John Hancock Multifactor Healthcare ETF

John Hancock Multifactor Industrials ETF

John Hancock Multifactor Large Cap ETF

John Hancock Multifactor Materials ETF

John Hancock Multifactor Mid Cap ETF

John Hancock Multifactor Technology ETF

John Hancock Multifactor Utilities ETF

ENVIRONMENTAL, SOCIAL, AND GOVERNANCE FUNDS

ESG All Cap Core

ESG Core Bond

ESG International Equity

ESG Large Cap Core

CLOSED-END FUNDS

Financial Opportunities

Hedged Equity & Income

Income Securities Trust

Investors Trust

Preferred Income

Preferred Income II

Preferred Income III

Premium Dividend

Tax-Advantaged Dividend Income

Tax-Advantaged Global Shareholder Yield

John Hancock Multifactor ETF shares are bought and sold at market price (not NAV), and are not individually redeemed from the fund. Brokerage commissions will reduce returns.

John Hancock ETFs are distributed by Foreside Fund Services, LLC, and are subadvised by Dimensional Fund Advisors LP.
Foreside is not affiliated with John Hancock Funds, LLC or Dimensional Fund Advisors LP.

Dimensional Fund Advisors LP receives compensation from John Hancock in connection with licensing rights to the
John Hancock Dimensional indexes. Dimensional Fund Advisors LP does not sponsor, endorse, or sell, and makes no representation as to the advisability of investing in, John Hancock Multifactor ETFs.

John Hancock Investments

A trusted brand

John Hancock Investments is a premier asset manager representing one of
America's most trusted brands, with a heritage of financial stewardship dating back to 1862. Helping our shareholders pursue their financial goals is at the
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John Hancock Funds, LLC ■ Member FINRA, SIPC 601 Congress Street ■ Boston, MA 02210-2805 800-225-5291 ■ jhinvestments.com
This report is for the information of the shareholders of John Hancock High Yield Municipal Bond Fund. It is not authorized for distribution to prospective investors unless preceded or accompanied by a prospectus.
MF376182	59A 5/17 7/17

ITEM 2. CODE OF ETHICS.

As of the end of the year, May 31, 2017, the registrant has adopted a code of ethics, as defined in Item 2 of Form N-CSR, that applies to its Chief Executive Officer, Chief Financial Officer and Treasurer (respectively, the principal executive officer, the principal financial officer and the principal accounting officer, the “Covered Officers”). A copy of the code of ethics is filed as an exhibit to this Form N-CSR.

ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT.

Peter S. Burgess is the audit committee financial expert and is “independent”, pursuant to general instructions on Form N-CSR Item 3.

ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES.

(a) Audit Fees
The aggregate fees billed for professional services rendered by the principal accountant for the audits of the registrant’s annual financial statements or services that are normally provided by the accountant in connection with statutory and regulatory filings or engagements amounted to the following for the fiscal years ended May 31, 2017 and 2016. These fees were billed to the registrant and were approved by the registrant’s audit committee.

Fund	May 31, 2017	May 31, 2016
John Hancock High Yield Municipal Bond Fund	$37,785	$35,934
John Hancock Tax-Free Bond Fund	34,647	32,886
Total	$72,432	$68,820

(b) Audit-Related Services
Audit-related fees for assurance and related services by the principal accountant are billed to the registrant or to the registrant’s investment adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the adviser ("control affiliates") that provides ongoing services to the registrant. The nature of the services provided was affiliated service provider internal controls reviews. Additionally, amounts billed to control affiliates were $106,517 and $103,474 for the fiscal years ended May 31, 2017 and 2016, respectively.

Fund	May 31, 2017	May 31, 2016
John Hancock High Yield Municipal Bond Fund	$510	$525
John Hancock Tax-Free Bond Fund	510	525
Total	$1,020	$1,050

(c) Tax Fees
The aggregate fees billed for professional services rendered by the principal accountant for tax compliance, tax advice and tax planning (“tax fees”) amounted to the following for the fiscal years ended May 31, 2017 and 2016. The nature of the services comprising the tax fees was the review of the registrant’s tax returns and tax distribution requirements. These fees were billed to the registrant and were approved by the registrant’s audit committee.

Fund	May 31, 2017	May 31, 2016
John Hancock High Yield Municipal Bond Fund	$3,647	$3,500
John Hancock Tax-Free Bond Fund	3,647	3,500
Total	$7,294	$7,000

(d) All Other Fees
The nature of the services comprising all other fees is attestation services surrounding new class launches. Other fees billed for professional services rendered by the principal accountant to the registrant or to the control affiliates for the fiscal years ended May 31, 2017 and 2016 amounted to the following:

Fund	May 31, 2017	May 31, 2016
John Hancock High Yield Municipal Bond Fund	$7,332	$108
John Hancock Tax-Free Bond Fund	7,332	108
Total	$14,664	$216

(e)(1) Audit Committee Pre-Approval Policies and Procedures:

The trust’s Audit Committee must pre-approve all audit and non-audit services provided by the independent registered public accounting firm (the “Auditor”) relating to the operations or financial reporting of the funds. Prior to the commencement of any audit or non-audit services to a fund, the Audit Committee reviews the services to determine whether they are appropriate and permissible under applicable law.

The trust’s Audit Committee has adopted policies and procedures to, among other purposes, provide a framework for the Committee’s consideration of audit-related and non-audit services by the Auditor. The policies and procedures require that any audit-related and non-audit service provided by the Auditor and any non-audit service provided by the Auditor to a fund service provider that relates directly to the operations and financial reporting of a fund are subject to approval by the Audit Committee before such service is provided. Audit-related services provided by the Auditor that are expected to exceed $25,000 per year/per fund are subject to specific pre-approval by the Audit Committee. Tax services provided by the Auditor that are expected to exceed $30,000 per year/per fund are subject to specific pre-approval by the Audit Committee.

All audit services, as well as the audit-related and non-audit services that are expected to exceed the amounts stated above, must be approved in advance of provision of the service by formal resolution of the Audit Committee. At the regularly scheduled Audit Committee meetings, the Committee reviews a report summarizing the services, including fees, provided by the Auditor.

(e)(2) Services approved pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X:

Audit-Related Fees, Tax Fees and All Other Fees:
There were no amounts that were approved by the Audit Committee pursuant to the de minimis exception under Rule 2-01 of Regulation S-X.

(f) According to the registrant’s principal accountant for the fiscal year ended May 31, 2017, the percentage of hours spent on the audit of the registrant's financial statements for the most recent fiscal year that were attributed to work performed by persons who were not full-time, permanent employees of principal accountant was less than 50%.

(g) The aggregate non-audit fees billed by the registrant's principal accountant for non- audit services rendered to the registrant and rendered to the registrant's control affiliates for the fiscal years ended May 31, 2017 and 2016 amounted to the following:

Trust	May 31, 2017	May 31, 2016
John Hancock Municipal Securities Trust	$5,990,106	$5,651,538

(h) The audit committee of the registrant has considered the non-audit services provided by the registrant’s principal accountant to the control affiliates and has determined that the services that were not pre-approved are compatible with maintaining the principal accountant's independence.

ITEM 5. AUDIT COMMITTEE OF LISTED REGISTRANTS.

The registrant has a separately-designated standing audit committee comprised of independent trustees. The members of the audit committee are as follows:

Peter S. Burgess - Chairman
Charles L. Bardelis
Theron S. Hoffman

ITEM 6. SCHEDULE OF INVESTMENTS.

(a) Not applicable.
(b) Not applicable.

ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 8. PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 9. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable.

ITEM 10. SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

The registrant has adopted procedures by which shareholders may recommend nominees to the registrant’s Board of Trustees. A copy of the procedures is filed as an exhibit to this Form N-CSR. See attached “John Hancock Funds – Nominating, Governance and Administration Committee Charter.”

ITEM 11. CONTROLS AND PROCEDURES.

(a) Based upon their evaluation of the registrant's disclosure controls and procedures as conducted within 90 days of the filing date of this Form N-CSR, the registrant's principal executive officer and principal financial officer have concluded that those disclosure controls and procedures provide reasonable assurance that the material information required to be disclosed by the registrant on this report is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms.

(b) There were no changes in the registrant's internal control over financial reporting that occurred during the registrant's most recent fiscal half-year (the registrant's second fiscal half-year in the case of an annual report) that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 12. EXHIBITS.

(a)(1) Code of Ethics for Covered Officers is attached.

(a)(2) Separate certifications for the registrant's principal executive officer and principal financial officer, as required by Section 302 of the Sarbanes-Oxley Act of 2002 and Rule 30a-2(a) under the Investment Company Act of 1940, are attached.

(b)(1) Separate certifications for the registrant's principal executive officer and principal financial officer, as required by 18 U.S.C. Section 1350, as adopted pursuant to Section 906 of the Sarbanes-Oxley Act of 2002, and Rule 30a-2(b) under the Investment Company Act of 1940, are attached. The certifications furnished pursuant to this paragraph are not deemed to be "filed" for purposes of Section 18 of the Securities Exchange Act of 1934, or otherwise subject to the liability of that section. Such certifications are not deemed to be incorporated by reference into any filing under the Securities Act of 1933 or the Securities Exchange Act of 1934, except to the extent that the Registrant specifically incorporates them by reference.

(c)(1) Submission of Matters to a Vote of Security Holders is attached. See attached “John Hancock Funds – Nominating, Governance and Administration Committee Charter”.

(c)(2) Contact person at the registrant.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

John Hancock Municipal Securities Trust

By:	/s/ Andrew Arnott
Andrew Arnott
President

Date:	July 14, 2017

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Andrew Arnott
Andrew Arnott
President

Date:	July 14, 2017

By:	/s/ Charles A. Rizzo
Charles A. Rizzo
Chief Financial Officer

Date:	July 14, 2017